UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	March 28, 2013

Item 1. Reports to Stockholders.

Semiannual Report

March 28, 2013 (unaudited)

Long/short equity funds

Turner Market Neutral Fund

Turner Medical Sciences Long/Short Fund

Turner Spectrum Fund

Turner Titan Fund

U.S. growth equity funds

Turner All Cap Growth Fund

Turner Emerging Growth Fund

Turner Large Growth Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Global and international equity fund

Turner Global Opportunities Fund

Contents

2	Letter to shareholders
5	Total returns of the Turner Funds
9	Investment review: Turner Market Neutral Fund
10	Investment review: Turner Medical Sciences Long/Short Fund
11	Investment review: Turner Spectrum Fund
12	Investment review: Turner Titan Fund
13	Investment review: Turner All Cap Growth Fund
14	Investment review: Turner Emerging Growth Fund
15	Investment review: Turner Large Growth Fund
16	Investment review: Turner Midcap Growth Fund
17	Investment review: Turner Small Cap Growth Fund
18	Investment review: Turner Global Opportunities Fund
19	Schedules of investments
46	Financial statements
68	Notes to financial statements
78	Board of Trustees considerations in approving the Advisory Agreement
79	Disclosure of fund expenses

Turner Funds

As of March 28, 2013, the Turner Funds offered a series of 10 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Market Neutral Fund, the Turner Medical Sciences Long/Short Fund, the Turner Spectrum Fund, and the Turner Titan Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares, and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments, based in Berwyn, Pennsylvania, serves as the investment adviser for the Turner Funds. Turner Investments, founded in 1990, manages more than $10 billion in stock investments as of March 28, 2013.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2013 SEMIANNUAL REPORT 1

LETTER TO SHAREHOLDERS

To our shareholders

In the six-month period ended March 28, 2013, that's the subject of this report, some feared the world would end because of an ancient Mayan prediction. Indeed, there are plenty of fears in the world: trees (dendrophilia), money (chrometophobia), and even hearing good news (euphobia), to name a few. But if the stock market's performance of the past six months was any indication, investing in stocks seemed anything but fear-inducing.

In fact, fear was generally so absent from the stock market in the period that the CBOE Volatility Index, known as the "fear index," dropped to a multi-year low of 11.30 (on average, it's about 20). The lack of fear helped push the S&P 500 Index in March above its previous all-time high reached in October 2007.

Just two years ago, in the summer of 2011, global stock markets were generally in the grip of record high volatility. So where'd the terror go? For one thing, many global macroeconomic worries have dissipated, if not disappeared entirely. For example, tempered growth in China's pacesetting economy is the new norm, and the European Union's political and financial officials soothed fears by promising to do whatever it takes to prevent further fiscal problems on the Continent. And the United States avoided a much-dreaded and prognosticated double-dip recession. Even one of the biggest downers of the past few years, the housing market, has become a bright spot on the U.S. economic landscape.

In a market environment that's driven less by anxiety about macroeconomic events, the focus can begin, and has begun, to return to our favorite stock-investing criterion: fundamentals. Global correlation among stocks dropped to a seven-year low in early 2013, according to Bank of America Merrill Lynch, which is good news — and not fear-inducing in the least — for stock pickers like us.

Pendulum swings positive

With less apprehension in the air, it seems even the most skeptical investors are embracing stocks. For instance, previously individual investors seemed to have a "wait-and-flee" mindset about stocks, pulling more than $263 billion out of stock mutual funds since the summer of 2011, according to the Investment Company Institute. But starting in the fourth quarter of 2012, their habits abruptly changed; stock funds were the beneficiaries of 19 straight weeks of inflows totaling nearly $100 billion, Bank of America Merrill Lynch reported. While the investment-flow scales are still uneven, you have to start somewhere, and we think this start bodes well for stocks.

Those inflows did come with a dose of restraint, however. ConvergEx Research likened investors' caution to finding a $100 bill on the sidewalk: it looks real, but you want to pick it up casually, just in case it's an embarrassing prank. Because the Federal Reserve has pledged to keep interest rates low for several more quarters, bonds are yielding less than the inflation rate (the yield of the 10-year Treasury note has been hovering below 2%). In search of income outside of bonds, individual investors who returned to stocks chose to play it safe, investing in lower risk, slower growth, and higher yielding stocks. For instance, the Russell 3000 Value Index beat the Russell 3000 Growth Index by 5.70 percentage points during the period.

In our opinion, whatever type of stocks they like, investors who are in the market now may be rewarded for it. We think that after producing paltry returns in the 2000s, stocks are reverting to the mean, to better results. The historical average for large-cap stocks, as measured by the S&P 500 Index, in the 87 years from 1926 to 2012 is an annualized 9.8% total return. If stock returns are a pendulum, they swung to extreme lows during what we call the Unlucky 13 Era from 2000-2012, when the S&P 500 Index produced a woeful annualized return of just 1.6%. But in a welcome reversal of that trend, the pendulum now appears to moving toward the positive: since January 2010, S&P 500 Index stocks have gained 10.7% annualized. And we think they may have more gains in store in this decade, as more investors return to the market, helping to push stock prices higher in a virtuous cycle.

Moving on up

Stocks certainly were rewarding in the most recent six-month period: they were the best-performing asset class globally in both quarters of the period (the first time that's happened since 2009, according to Bloomberg). In short, the S&P 500 Index moved relentlessly upward for most of the period. With the exception of a modest decline in October in advance of the U.S. presidential election and the so-called fiscal cliff of federal spending cuts and tax increases, the S&P 500 Index proceeded to record gains for five consecutive months and rose 10.19% overall.

But throughout the period stock investors waffled on where to place their money. In the first half of the period, more "risky" cyclical sectors, such as the consumer-discretionary and financial-services sectors, generally performed well. In the second half of the period, though, businesses, in the lead-up to the fiscal cliff, deferred spending, which seemed to hurt the technology sector especially. As a result the technology sector of the broad-based Russell 3000 Index fell about 5% in the first quarter, and more defensive sectors like health care, consumer staples, and utilities flourished.

Out of favor

As for our own growth funds, underperformance in a classic growth sector like technology, in which we invest heavily, hampered returns for the entire six-month period. But one sector alone can't fully explain our largely subpar results; our stock selection in some cases left something to be desired. And despite the positive course of the market, our growth-investing style wasn't rewarded amply. Reflecting investor caution, the type of stocks our growth style favors — stocks with good fundamentals, such as revenue and earnings growth —

2 TURNER FUNDS 2013 SEMIANNUAL REPORT

March 28, 2013

generally underperformed stocks with less attractive fundamentals and higher dividend yields.

Our funds' ability to outperform has been most pronounced when the market favors stocks with high projected earnings-growth rates, above-average price/earnings ratios, and lower dividend yields — in other words, growth stocks. For better or worse, we weren't the only investment managers challenged recently: in the first quarter of 2013, only 27% of active large-cap managers beat their benchmark, according to Bank of America Merrill Lynch. And to the detriment of our long/short funds, the shares of U.S. companies that were most often sold short rose about 9% in the first quarter, Goldman Sachs noted.

Nonetheless, our family of stock funds generally performed well in absolute terms during the six-month period. Seven of our 10 funds produced positive returns, ranging from 2.17% to 12.80%. However, in relative terms, it was a different story: only the Turner Spectrum Fund and the Turner Medical Sciences Long/Short Fund managed to beat at least one of their benchmarks. As investors in our own funds, we share your disappointment over the funds that did underperform in an up market.

Total returns
Six-month period ended March 28, 2013
Long/short equity funds
Turner Market Neutral Fund, Investor Class (TMNFX)	-7.31%
S&P 500 Index	10.19
Barclays Capital U.S. Aggregate Bond Index	0.09
Lipper Equity Market-Neutral Funds Average	1.63
Turner Medical Sciences Long/Short Fund, Investor Class (TMSFX)	2.17
S&P 500 Healthcare Index	15.90
Barclays Capital U.S. Aggregate Bond Index	0.09
Lipper Long/Short Equity Funds Average	4.96
Turner Spectrum Fund, Institutional Class (TSPEX)	2.20
S&P 500 Index	10.19
Barclays Capital U.S. Aggregate Bond Index	0.09
Lipper Long/Short Equity Funds Average	4.96
Turner Titan Fund, Investor Class (TTLFX)	-1.60
S&P 500 Index	10.19
Barclays Capital U.S. Aggregate Bond Index	0.09
Lipper Long/Short Equity Funds Average	4.96
U.S. growth equity funds
Turner All Cap Growth Fund (TBTBX)	-0.66
Nasdaq Composite Index	4.85
Russell 3000 Growth Index	8.52
Turner Emerging Growth Fund, Investor Class (TMCGX)	8.88
Russell 2000 Growth Index	13.72
Turner Large Growth Fund, Institutional Class (TSGEX)	2.74%
Russell 1000 Growth Index	8.10
Turner Midcap Growth Fund, Investor Class (TMGFX)	8.21
Russell Midcap Growth Index	13.39
Turner Small Cap Growth Fund (TSCEX)	12.80
Russell 2000 Growth Index	13.72
Global and international equity fund
Turner Global Opportunities Fund, Institutional Class (TGLBX)	5.96
MSCI World Growth Index	9.59
MSCI World Index	10.71

(Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance. For more details on the performance of each fund during the six-month period, see the Investment review beginning on page 9.)

Smaller-cap funds do best

The highest returns were earned by our funds that invest in stocks with smaller market capitalizations, which often generate the most robust results in a rallying market: the Turner Emerging Growth Fund, the Turner Midcap Growth Fund, and the Turner Small Cap Growth Fund. The weakest absolute returns were, as expected, generated by our long/short funds; it's hard for the short positions of long/short funds to add value when most stocks are advancing, as was the case in the past six months.

However, since we think the true test of a mutual fund's mettle isn't its performance in a short period like six months or even a year, we find our funds' long-term performance more palatable. Since inception, five of our long-only U.S. and international/global funds have beaten at least one of their benchmarks. And since the objective of a long/short fund is less about beating a benchmark than about maintaining a positive return under most market conditions, we're pleased that three of our four long/short funds have produced positive returns since inception.

To us, investing in stocks is not unlike planting a pecan tree, which takes at least a decade to produce nuts. As Bank of America Merrill Lynch pointed out, the stock portfolios of diversified, long-term investors who resisted the impulse to sell during the financial crisis of 2008-2009 probably hit new highs last year — long before the S&P 500 reached a new record in March.

Riding the bull

As for the future, our outlook for the stock market in the near term remains bullish for these reasons, among others:

First, businesses continue to bring home the bacon. The New York Times reported that corporate profits have risen 20.1% annualized since the financial crisis. Some of those profits have been (and in our estimation, should

TURNER FUNDS 2013 SEMIANNUAL REPORT 3

LETTER TO SHAREHOLDERS (continued)

continue to be) returned to shareholders through stock buybacks and increased dividends — or used to finance mergers and acquisitions. In the first quarter U.S. companies were in fact busy buying each other, spending $219 billion in the process, according to Dealogic.

Second, we expect profits to continue growing: we anticipate that S&P 500 earnings may advance by about 8% in 2013. That's nothing to write home about, but 8% growth would exceed the 6.4% rate last year. And since our investment philosophy is based on the market reality that earnings drive stock prices over time (if not always in the short term), continued earnings growth should lead to continued rising stock prices, in our opinion.

Third, although past patterns are no guarantee of future patterns, stocks historically have tended to rise when the economy is either growing or about to grow in the near future. And while the U.S. economy could be described as moving at turtle speed, that speed nevertheless has been steady. The International Monetary Fund estimates that U.S. gross domestic product could grow by 2% this year. We see one catalyst for such growth in the recovering housing market, where prices, sales, and construction all continue to rise off their lows. And despite fiscal cliffs and payroll tax hikes, consumers have remained optimistic and continue to spend; we think consumer spending is being stimulated in part by another economic entity making slow and steady progress: the job market. The forecasting firm IHS Global Insight predicts that all but eight U.S. states will regain peak employment by the end of 2015.

Undoubtedly the market will be subject to some short-term wobbles, since corrections (drops of 10% or more) tend to occur about once a year. At the time of this writing, the S&P 500 Index hasn't suffered a correction in more than a year. Even so, we think this four-year-old bull has more life in it. And from a historical standpoint, a five-year bull run wouldn't at all be unheard of: seven bull markets since 1900 have lasted four years, and five of them have persisted for at least another year after that.

Fine-tuning our process

We can't compel the market to favor our growth-investing style, of course, but we can do something about improving our investment process, a practice that we consider never-ending. To that end, we're striving to hold fewer stocks in our funds. And those stocks that we do hold, we're seeking to hold longer. By holding fewer stocks, we believe we can maximize our funds' results over time. In our judgment, if we identify and hold only a select number of growth stocks, for which we have the highest conviction that their corporate issuers can sustain above-average earnings growth, we think our odds of delivering above-average results improve. In essence, we think this is a case where less (holdings) may be more (return).

In addition, we've also positioned our portfolios in a way we think will take best advantage of a continuing bull market. Our U.S. and international/global growth funds emphasize three types of stocks: classic growth stocks in industries such as biotechnology and wireless communications that we think have strong fundamentals; stocks of companies gaining market share in their businesses; and growth-cyclical stocks in industries like retail that have tended to do well as the economic cycle progresses. The long positions of our long/short funds contain similar types of stocks, while the short positions consist of shares of companies that we believe have poor earnings potential.

In closing, we trust that you're able to look at stock investing in our mutual funds with little fear; in return, we'll maintain the courage to stick to our convictions — even when it doesn't seem that Mr. Market agrees completely with them at times. As we see it, daring to stick to our convictions ought to provide our best chance of enhancing your — and our own — wealth in a decade that could prove far more rewarding for stocks than the last one did.

Bob Turner

Chairman and Chief Investment Officer
Turner Investments

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of March 28, 2013, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

4 TURNER FUNDS 2013 SEMIANNUAL REPORT

PERFORMANCE

Total returns of the Turner Funds

Through March 28, 2013

Current performance may be lower or higher than the performance data quoted. Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance information.

The performance data quoted represents past performance and the principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Returns shown, unless otherwise indicated, are total returns, with dividends and income reinvested. Returns spanning more than one year are annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. The indices mentioned are unmanaged statistical composites of stock-market performance. Investing in an index is not possible.

The holdings and sector weightings of the Funds are subject to change. Forward-earnings projections are not predictors of stock price or investment performance, and do not represent past performance. There is no guarantee that the forward-earnings projections will accurately predict the actual earnings experience of any of the companies involved, and there is no guarantee that owning securities of companies with relatively high price-to-earnings ratios will cause the portfolio to outperform its benchmark or index.

The Turner Funds are distributed by Foreside Fund Services, LLC, Portland, Maine. The investor should consider the investment objectives, risks, charges, and expenses carefully before investing. This and other information can be found in the prospectus. A free prospectus, which contains detailed information, including fees and expenses, and the risks associated with investing in these Funds, can be obtained by calling 1.800.224.6312. Read the prospectus carefully before investing.

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Market Neutral Fund — Institutional Class Shares	-7.27%	-4.26%	-8.62%	n/a	n/a	n/a	-1.67%	$13.41
Investor Class Shares	-7.31	-4.38	-8.83	n/a	n/a	n/a	-1.92	1.25
Class C Shares	-7.69	-4.55	-9.50	n/a	n/a	n/a	-2.64	0.07
S&P 500 Index	10.19	10.61	13.96	n/a	n/a	n/a	11.17
Barclays Capital U.S. Aggregate Bond Index	0.09	-0.12	3.77	5.52%	n/a	n/a	5.98
Lipper Equity Market-Neutral Funds Average	1.63	1.11	2.82	n/a	n/a	n/a	2.72
Inception date: 2/7/11
Turner Medical Sciences Long/Short Fund — Institutional Class Shares	2.26	4.41	2.06	n/a	n/a	n/a	1.94	21.42
Investor Class Shares	2.17	4.43	1.86	n/a	n/a	n/a	1.75	3.33
Class C Shares	1.79	4.29	1.09	n/a	n/a	n/a	1.02	1.41
S&P 500 Healthcare Index	15.90	15.81	25.19	n/a	n/a	n/a	20.75
Barclays Capital U.S. Aggregate Bond Index	0.09	-0.12	3.77	n/a	n/a	n/a	5.98
Lipper Long/Short Equity Funds Average	5.12	5.26	5.17	n/a	n/a	n/a	2.98
Inception date: 2/7/11

TURNER FUNDS 2013 SEMIANNUAL REPORT 5

PERFORMANCE (continued)

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Spectrum Fund — Institutional Class Shares	2.20%	2.20%	-0.36%	1.64%	n/a	n/a	4.09%	$763.27
Investor Class Shares	2.04	2.13	-0.54	1.40	n/a	n/a	3.83	99.80
Class C Shares(1)	1.70	1.99	-1.29	0.65	n/a	n/a	3.41	6.58
S&P 500 Index	10.19	10.61	13.96	12.67	n/a	n/a	17.57
Barclays Capital U.S. Aggregate Bond Index	0.09	-0.12	3.77	5.52	n/a	n/a	6.08
Lipper Long/Short Equity Funds Average	5.12	5.26	5.17	n/a	n/a	n/a	2.98
Inception date: 5/7/09
Turner Titan Fund — Institutional Class Shares	-1.49	2.14	-3.01	n/a	n/a	n/a	2.14	44.00
Investor Class Shares	-1.60	2.05	-3.31	n/a	n/a	n/a	0.59	0.83
Class C Shares	-1.82	1.98	-3.92	n/a	n/a	n/a	-0.11	0.67
S&P 500 Index	10.19	10.61	13.96	n/a	n/a	n/a	11.17
Barclays Capital U.S. Aggregate Bond Index	0.09	-0.12	3.77	5.52	n/a	n/a	5.98
Lipper Long/Short Equity Funds Average	5.12	5.26	5.17	n/a	n/a	n/a	2.98
Inception date: 2/7/11
Turner All Cap Growth Fund(2)	-0.44	7.21	-4.88	9.27	4.58%	12.87%	-0.86	18.31
Nasdaq Composite Index	4.85	8.21	5.69	10.86	7.47	9.31	-1.51
Russell 3000® Growth Index	8.52	9.82	10.42	13.19	7.44	8.84	-0.05
Inception date: 6/30/00
Turner Emerging Growth Fund(2) — Institutional Class Shares(3)	9.04	11.69	9.90	13.41	n/a	n/a	21.03	62.07
Investor Class Shares	8.88	11.62	9.59	13.12	5.66	12.68	17.94	163.93
Russell 2000® Growth Index	15.23	11.63	18.09	12.12	7.29	11.29	4.38
Inception date: 2/27/98
Turner Large Growth Fund — Institutional Class Shares	2.74	5.04	-0.14	6.59	1.25	7.41	2.51	128.56
Investor Class Shares(4)	2.62	4.99	-0.35	6.35	1.00	n/a	2.96	42.24
Russell 1000® Growth Index	8.10	9.54	10.09	13.06	7.30	8.62	3.20
Inception date: 2/28/01
Turner Midcap Growth Fund(2) — Institutional Class Shares(5)	8.38	10.87	2.50	8.62	n/a	n/a	2.14	181.10
Investor Class Shares	8.21	10.81	2.23	8.36	3.74	9.81	9.87	305.40
Retirement Class Shares(6)	8.19	10.77	2.15	-1.35	3.49	9.44	6.68	4.03
Russell Midcap® Growth Index	13.39	11.51	12.76	14.23	7.98	11.53	7.78
Inception date: 10/1/96
Turner Small Cap Growth Fund(2)	12.80	12.15	12.27	12.46	7.63	12.03	11.25	239.21
Russell 2000® Growth Index	13.72	13.21	14.52	14.75	9.04	11.61	6.40
Inception date: 2/7/94

6 TURNER FUNDS 2013 SEMIANNUAL REPORT

PERFORMANCE (continued)

Fund name/Index	Six months*	Year to date*	One year	Three years	Five years	10 years	(Annualized) Since inception	Total net assets ($mil)
Turner Global Opportunities Fund — Institutional Class Shares	5.96%	7.50%	0.59%	n/a	n/a	n/a	13.77%	$1.73
Investor Class Shares	5.87	7.44	0.40	n/a	n/a	n/a	13.48	0.28
MSCI World Growth Index	9.59	7.82	11.00	n/a	n/a	n/a	13.47
MSCI World Index	10.71	7.88	12.54	n/a	n/a	n/a	12.65
Inception date: 5/7/10

(1)  Commenced operations on July 14, 2009.

(2)  Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

(3)  Commenced operations on February 1, 2009.

(4)  Commenced operations on August 1, 2005.

(5)  Commenced operations on June 16, 2008.

(6)  Commenced operations on September 24, 2001.

*  Returns of less than one year are cumulative, and not annualized.

TURNER FUNDS 2013 SEMIANNUAL REPORT 7

Expense Ratio†

	Gross expense ratio	Net expense ratio*
Turner Market Neutral Fund
Institutional Class Shares	2.58%	1.95%
Investor Class Shares	2.83%	2.20%
Class C Shares	3.58%	2.95%
Turner Medical Sciences Long/Short Fund
Institutional Class Shares	2.17%	1.95%
Investor Class Shares	2.42%	2.20%
Class C Shares	3.17%	2.95%
Turner Spectrum Fund
Institutional Class Shares	2.40%	1.95%
Investor Class Shares	2.65%	2.20%
Class C Shares	3.40%	2.95%
Turner Titan Fund
Institutional Class Shares	2.44%	1.95%
Investor Class Shares	2.69%	2.20%
Class C Shares	3.44%	2.95%
	Gross expense ratio	Net expense ratio*
Turner All Cap Growth Fund
Investor Class Shares	1.47%	1.24%
Turner Emerging Growth Fund
Institutional Class Shares	1.32%	1.17%
Investor Class Shares	1.57%	1.42%
Turner Large Growth Fund
Institutional Class Shares	0.91%	0.69%
Investor Class Shares	1.16%	0.94%
Turner Midcap Growth Fund
Institutional Class Shares	1.04%	0.93%
Investor Class Shares	1.29%	1.18%
Retirement Class Shares	1.54%	1.43%
Turner Small Cap Growth Fund
Investor Class Shares	1.53%	1.25%
Turner Global Opportunities Fund
Institutional Class Shares	4.09%	1.10%
Investor Class Shares	4.34%	1.35%

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

*  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2014.

8 TURNER FUNDS 2013 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Market Neutral Fund

Fund profile

March 28, 2013

■  Ticker symbol TMNFX

  Investor Class Shares

■  CUSIP #900297581

  Investor Class Shares

■  Top five holdings1

  (1) TIBCO Software

  (2) Cooper

  (3) Goldcorp

  (4) Concho Resources

  (5) Clean Harbors

■  % in five largest holdings 25.9%2

■  Number of holdings 671

■  Weighted average market capitalization $19.49 billion

■  Net assets $1.25 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Market Neutral Fund, Investor Class Shares:
February 7, 2011-March 28, 20133,4

Total returns (Six-month period ended March 28, 2013)

Turner Market Neutral Fund, Institutional Class Shares	-7.27%
Turner Market Neutral Fund, Investor Class Shares	-7.31%
Turner Market Neutral Fund, Class C Shares	-7.69%
S&P 500 Index	10.19%
Barclays Capital U.S. Aggregate Bond Index	0.09%
Lipper Equity Market-Neutral Funds Average	1.63%

Sector weightings2:

Manager's discussion and analysis

Poor stock selection, particularly in short positions, hampered the Turner Market Neutral Fund, Investor Class Shares (TMNFX), which lost 7.31% in the six-month period ended March 28. The fund's return trailed that of the S&P 500 Index by 17.50 percentage points, the Lipper Equity Market-Neutral Funds Average by 8.94 percentage points, and the Barclays Capital U.S. Aggregate Bond Index by 7.40 percentage points. The Turner Market Neutral Fund seeks capital appreciation using a long/short strategy in attempting to capture alpha, reduce volatility, and preserve capital in declining markets.

The industrials and consumer-discretionary sectors added the most extra return. In those sectors, long and short positions in agricultural-machinery, manufacturing, home-building, automotive, gaming, hotel, retail, and cruise-line companies generated the best performance. The health-care, financials, and information-technology sectors were the biggest detractors from performance. In those sectors, long and short positions in medical-product, pharmacy, real-estate-investment-trust, investment-management, data-storage, Internet, and telecommunication equipment shares produced unsatisfactory results.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Market Neutral Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  The Lipper Equity Market-Neutral Funds Average represents the average annualized total return for all reporting funds in the Lipper Equity Market-Neutral Fund category.

The Turner Market Neutral Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return.

TURNER FUNDS 2013 SEMIANNUAL REPORT 9

INVESTMENT REVIEW

Turner Medical Sciences Long/Short Fund

Fund profile

March 28, 2013

■  Ticker symbol TMSFX

  Investor Class Shares

■  CUSIP #900297557

  Investor Class Shares

■  Top five holdings1

  (1) Pfizer

  (2) Roche Holding AG ADR

  (3) Baxter International

  (4) Express Scripts Holding

  (5) Sanofi ADR

■  % in five largest holdings 19.4%2

■  Number of holdings 971

■  Weighted average market capitalization $33.60 billion

■  Net assets $3.33 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Medical Sciences Long/Short Fund,
Investor Class Shares:
February 7, 2011-March 28, 20133,4

Total returns (Six-month period ended March 28, 2013)

Turner Medical Sciences Long/Short Fund, Institutional Class Shares	2.26%
Turner Medical Sciences Long/Short Fund, Investor Class Shares	2.17%
Turner Medical Sciences Long/Short Fund, Class C Shares	1.79%
S&P 500 Healthcare Index	15.90%
Barclays Capital U.S. Aggregate Bond Index	0.09%
Lipper Long/Short Equity Funds Average	4.96%

Sector weightings2:

Manager's discussion and analysis

Rewarding long and short positions helped the Turner Medical Sciences Long/Short Fund, Investor Class Shares (TMSFX) produce a 2.17% gain for the six-month period ended March 28. While the fund outperformed the Barclays Capital U.S. Aggregate Bond Index by 2.08 percentage points, it lagged the S&P 500 Healthcare Index by 13.73 percentage points and the Lipper Long/Short Equity Funds Average by 2.79 percentage points. The Turner Medical Sciences Long/Short Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in stocks of companies in the health-care sector. The fund uses a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

In the fund's long and short positions, stocks in the pharmaceutical, acute-care, and insurance industries provided the most extra return. Detracting significantly from performance were long and short positions in the stocks of biotechnology, medical-product, and hospital firms.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Medical Sciences Long/Short Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Healthcare Index is an unmanaged index which includes the stocks in the health care sector of the S&P 500 Index.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

ADR — American Depositary Receipt

The Turner Medical Sciences Long/Short Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. The Fund is subject to risks due to its foreign investments.

10 TURNER FUNDS 2013 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Spectrum Fund

Fund profile

March 28, 2013

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings1

  (1) Pfizer

  (2) CF Industries Holdings

  (3) Visa, Cl A

  (4) Concho Resources

  (5) eBay

■  % in five largest holdings 8.2%2

■  Number of holdings 4341

■  Weighted average market capitalization $26.32 billion

■  Net assets $99.8 million, Institutional Class Shares

Growth of a $100,000 investment in the
Turner Spectrum Fund, Institutional Class Shares:
May 7, 2009-March 28, 20133,4

Total returns (Six-month period ended March 28, 2013)

Turner Spectrum Fund, Institutional Class Shares	2.20%
Turner Spectrum Fund, Investor Class Shares	2.04%
Turner Spectrum Fund, Class C Shares	1.70%
S&P 500 Index	10.19%
Barclays Capital U.S. Aggregate Bond Index	0.09%
Lipper Long/Short Equity Average	4.96%

Sector weightings2:

Manager's discussion and analysis

The Turner Spectrum Fund, Institutional Class Shares (TSPEX) gained 2.20% in the six-month period ended March 28. The fund's return beat the Barclays Capital U.S. Aggregate Bond Index by 2.11 percentage points, but trailed the S&P 500 Index by 7.99 percentage points and the Lipper Long/Short Equity Average by 2.76 percentage points. The Turner Spectrum Fund seeks capital appreciation by allocating its assets to seven long/short strategies, each managed by a separate Turner portfolio-management team.

Five of the nine sectors in which the fund was invested provided extra return: information technology, energy, consumer discretionary, telecommunications services, and industrials. In those sectors, long and short positions in computer, social-media, oil-and-gas, gaming, automotive, telecommunication services, water, manufacturing, and home-building shares performed best. The sector that detracted the most from results was financials, with shares of commercial banks, investment banks, credit-card providers, and commercial-services firms underperforming. The fund kept a conservative net exposure (long exposure minus short exposure) of 24%, primarily in U.S. stocks.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Spectrum Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Spectrum Fund (Class C Shares) was July 14, 2009.

7  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

8  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

9  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

Cl — Class

The Turner Spectrum Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. The Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2013 SEMIANNUAL REPORT 11

INVESTMENT REVIEW

Turner Titan Fund

Fund profile

March 28, 2013

■  Ticker symbol TTLFX

  Investor Class Shares

■  CUSIP #900297524

  Investor Class Shares

■  Top five holdings1

  (1) Hillshire Brands

  (2) Cisco Systems

  (3) Citigroup

  (4) Time Warner

  (5) Michael Kors Holdings

■  % in five largest holdings 15.8%2

■  Number of holdings 1151

■  Weighted average market capitalization $34.96 billion

■  Net assets $0.83 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Titan Fund, Investor Class Shares:
February 7, 2011-March 28, 20133,4

Total returns (Six-month period ended March 28, 2013)

Turner Titan Fund, Institutional Class Shares	-1.49%
Turner Titan Fund, Investor Class Shares	-1.60%
Turner Titan Fund, Class C Shares	-1.82%
S&P 500 Index	10.19%
Barclays Capital U.S. Aggregate Bond Index	0.09%
Lipper Long/Short Equity Funds Average	4.96%

Sector weightings2:

Manager's discussion and analysis

The Turner Titan Fund, Investor Class Shares (TTLFX) lost 1.60% in the six-month period ended March 28. The fund's return lagged the S&P 500 Index by 11.79 percentage points, the Lipper Long/Short Equity Funds Average by 6.56 percentage points, and the Barclays Capital U.S. Aggregate Bond Index by 1.69 percentage points. The fund seeks long-term capital appreciation by investing in stocks of companies with mainly large capitalizations in all market sectors; the fund uses long and short positions in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

Five of the sectors in which the fund was invested generated positive returns: consumer discretionary, industrials, telecommunication services, energy, and consumer staples. Consumer discretionary and industrials added the most to results; in those sectors, shares of gaming, retail, e-commerce, broadcasting, aerospace, electrical-components, and agricultural-machinery shares delivered the best results. The greatest detractor from performance was the health-care sector, with shares in pharmaceutical, medical-instruments, medical-product, and insurance companies producing subpar returns.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Titan Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

7  The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

The Turner Titan Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund's net asset value and total return. The Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

12 TURNER FUNDS 2013 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner All Cap Growth Fund

Fund profile

March 28, 2013

■  Ticker symbol TBTBX

■  CUSIP #87252R797

■  Top five holdings1

  (1) Apple

  (2) NXP Semiconductors

  (3) Avago Technologies

  (4) Cavium

  (5) LinkedIn, Cl A

■  % in five largest holdings 25.3%2

■  Number of holdings 351

■  Price/earnings ratio 15.2

■  Weighted average market capitalization $41.97 billion

■  Net assets $18.30 million

Growth of a $10,000 investment in the
Turner All Cap Growth Fund:
March 31, 2003-March 28, 20133

Total returns (Six-month period ended March 28, 2013)

Turner All Cap Growth Fund	-0.66%
Nasdaq Composite Index	4.85%
Russell 3000 Growth Index	8.52%

Sector weightings2:

Manager's discussion and analysis

A slowdown in telecommunications spending hurt technology stocks, which impaired performance of the Turner All Cap Growth Fund (TBTBX). The fund lost 0.44% in the six-month period ended March 28. The fund's return lagged that of the Russell 3000 Growth Index by 9.18 percentage points and the Nasdaq Composite Index by 5.51 percentage points.

Two of the fund's eight sector positions outperformed their corresponding index sectors, with a 10% weighting in the financials sector contributing the most return. In that sector, diversified investment-services and investment-exchange shares performed well. The main detractors from performance were the information-technology and health-care sectors, a 60% weighting, with computer, Internet, semiconductor, data-storage, pharmaceutical, and surgical-system shares recording poor relative returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner All Cap Growth Fund was June 30, 2000.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The NASDAQ Composite Index includes more than 5,000 domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The index is market-value weighted. This means that each company's security affects the index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the index. Because it is so broad-based, the Index is one of the most widely followed and quoted major market indices.

6  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® companies with higher price-to-book ratios and higher forecasted growth values.

7  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Cl — Class

The Turner All Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2013 SEMIANNUAL REPORT 13

INVESTMENT REVIEW

Turner Emerging Growth Fund

Fund profile

March 28, 2013

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings1

  (1) Huron Consulting Group

  (2) Cracker Barrel Old Country Store

  (3) ArthroCare

  (4) Air Methods

  (5) Middleby

■  % in five largest holdings 13.1%2

■  Number of holdings 961

■  Price/earnings ratio 17.2

■  Weighted average market capitalization $1.65 billion

■  Net assets $163.93 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Emerging Growth Fund, Investor Class Shares:
March 31, 2003-March 28, 20133,4

Total returns (Six-month period ended March 28, 2013)

Turner Emerging Growth Fund, Institutional Class Shares	9.04%
Turner Emerging Growth Fund, Investor Class Shares	8.88%
Russell 2000 Growth Index	13.72%

Sector weightings2:

Manager's discussion and analysis

During the six-month period ended March 28, the Turner Emerging Growth Fund, Investor Class Shares (TMCGX) gained 8.88%, underperforming the Russell 2000 Growth Index's 13.72% gain by 4.84 percentage points.

Three of the fund's nine sector positions outperformed their corresponding index sectors. Of those sectors, energy, a 7% weighting, furnished the greatest outperformance by far; shares in oil-and-gas exploration firms did best. The consumer-discretionary sector, an 18% weighting, detracted the most from results. In that sector, mattress, retail, and apparel shares proved disappointing.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Emerging Growth Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Emerging Growth Fund (Institutional Class Shares) was February 1, 2009.

7  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

The Turner Emerging Growth Fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

14 TURNER FUNDS 2013 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Large Growth Fund

Fund profile

March 28, 2013

■  Ticker symbol TTMEX

  Institutional Class Shares

■  CUSIP #900297847

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) Google, Cl A

  (3) Colgate-Palamolive

  (4) Qualcomm

  (5) Amazon.com

■  % in five largest holdings 22.6%2

■  Number of holdings 611

■  Price/earnings ratio 13.5

■  Weighted average market capitalization $93.07 billion

■  Net assets $42.24 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Large Growth Fund, Institutional Class Shares:
March 31, 2003-March 28, 20133,4

Total returns (Six-month period ended March 28, 2013)

Turner Large Growth Fund, Institutional Class Shares	2.74%
Turner Large Growth Fund, Investor Class Shares	2.62%
Russell 1000 Growth Index	8.10%

Sector weightings2:

Manager's discussion and analysis

The Turner Large Growth Fund, Institutional Class Shares (TSGEX) gained 2.74% in the six-month period ended March 28. However, the fund underperformed its benchmark, the Russell 1000 Growth Index, by 5.36 percentage points.

Five of the nine sectors the fund was invested in beat their corresponding index sectors. Financials and energy, a 12% weighting, provided the most extra return. In those sectors, real-estate, investment-banking, credit-card, and oil-and-gas-exploration shares boosted performance. Our large exposure to the information-technology sector, a 38% weighting, detracted significantly from performance. Shares of computer, data-storage, cloud-computing, semiconductor, and Internet-infrastructure companies produced unfavorable results in the sector.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner Large Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Large Growth Fund (Investor Class Shares) was August 1, 2005.

7  The Russell 1000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

Cl — Class

The Turner Large Growth Fund may buy and sell securities frequently as part of its investment strategy. The Fund is subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets as a whole.

TURNER FUNDS 2013 SEMIANNUAL REPORT 15

INVESTMENT REVIEW

Turner Midcap Growth Fund

Fund profile

March 28, 2013

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings1

  (1) NXP Semiconductors

  (2) Toll Brothers

  (3) Kroger

  (4) Michael Kors Holdings

  (5) HomeAway

■  % in five largest holdings 11.3%2

■  Number of holdings 741

■  Price/earnings ratio 18.4

■  Weighted average market capitalization $8.84 billion

■  Net assets $305.4 million, Investor Class Shares

Growth of a $10,000 investment in the
Turner Midcap Growth Fund, Investor Class Shares:
March 31, 2003-March 28, 20133,4

Total returns (Six-month period ended March 28, 2013)

Turner Midcap Growth Fund, Institutional Class Shares	8.38%
Turner Midcap Growth Fund, Investor Class Shares	8.21%
Turner Midcap Growth Fund, Retirement Class Shares	9.55%
Russell Midcap Growth Index	13.39%

Sector weightings2:

Manager's discussion and analysis

In the six-month period ended March 28, the Turner Midcap Growth Fund, Investor Class Shares (TMGFX) advanced 8.21%, underperforming the Russell Midcap Growth Index by 5.18 percentage points.

Three of the nine sectors the fund was invested in beat their corresponding benchmark sectors; a 16% position in financials and materials provided the greatest contribution to performance. Real-estate-services, investment-manager, insurance, specialty-contractor, specialty-chemical, and coating/chemical shares generated the best results. The major detractors from performance were the information-technology and consumer-discretionary sectors, which represented 50% of the portfolio. Subpar performers in those sectors included bandwidth-management, Internet-infrastructure, storage, Internet-traffic, software, apparel, sporting-goods, broadcast-services, and luxury-apparel shares.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

4  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

7  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

8  The Russell Midcap® Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

9  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

Amounts designated as "—" are not applicable.

The Turner Midcap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.

16 TURNER FUNDS 2013 SEMIANNUAL REPORT

INVESTMENT REVIEW

Turner Small Cap Growth Fund

Fund profile

March 28, 2013

■  Ticker symbol TSCEX

■  CUSIP #900297300

■  Top five holdings1

  (1) MAXIMUS

  (2) Teleflex

  (3) Hexcel

  (4) Alaska Air Group

  (5) Dril-Quip

■  % in five largest holdings 7.3%2

■  Number of holdings 1151

■  Price/earnings ratio 18.6

■  Weighted average market capitalization $2.09 billion

■  Net assets $239.21 million

Growth of a $10,000 investment in the
Turner Small Cap Growth Fund:
March 31, 2003-March 28, 20133

Total returns (Six-month period ended March 28, 2013)

Turner Small Cap Growth Fund	12.80%
Russell 2000 Growth Index	13.72%

Sector weightings2:

Manager's discussion and analysis

Decent stock selection in several major market sectors helped the Turner Small Cap Growth Fund (TSCEX) gain 12.80% in the six-month period ended March 28. However, the fund lagged its benchmark, the Russell 2000 Index, by 0.92 percentage point.

Five of the fund's nine sector positions — health care, consumer discretionary, materials, telecommunication services, and industrials, a 60% weighting — beat their index counterparts. Health care contributed the most return, with shares of consulting, medical-instruments, and drug-distribution firms performing the best. But information-technology shares, a 23% weighting, proved the biggest drag on performance; bandwidth-management, data-storage, semiconductor, security, electronic-component, and fiber-optics stocks recorded subpar results.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

6  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 11 in Notes to Financial Statements for more detailed information.

The Turner Small Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

TURNER FUNDS 2013 SEMIANNUAL REPORT 17

INVESTMENT REVIEW

Turner Global Opportunities Fund

Fund profile

March 28, 2013

■  Ticker symbol TGLBX

  Institutional Class Shares

■  CUSIP #900297623

  Institutional Class Shares

■  Top five holdings1

  (1) Apple

  (2) NXP Semiconductors

  (3) Avago Technologies

  (4) LinkedIn, Cl A

  (5) Starbucks

■  % in five largest holdings 23.9%2

■  Number of holdings 301

■  Price/earnings ratio 14.3

■  Weighted average market capitalization $50.97 billion

■  Net assets $1.73 million, Institutional Class Shares

Growth of a $250,000 investment in the
Turner Global Opportunities Fund,
Institutional Class Shares:
May 7, 2010-March 28, 20133

Total returns (Six-month period ended March 28, 2013)

Turner Global Opportunities Fund, Institutional Class Shares	5.96%
Turner Global Opportunities Fund, Investor Class Shares	5.87%
MSCI World Growth Index	9.59%
MSCI World Index	10.71%

Sector weightings2:

Manager's discussion and analysis

An emphasis on U.S. stocks hurt the Turner Global Opportunities Fund, Institutional Class Shares (TGLBX), which gained 5.96% for the six-month period ended March 28. The fund lagged its benchmarks, the MSCI World Growth Index, by 3.63 percentage points, and the MSCI World Index, by 4.75 percentage points.

A larger weighting in foreign stocks would have benefited the fund's results. Three of the fund's seven sector positions outperformed their corresponding index sectors. The best-performing sectors were financials, consumer discretionary, and energy, which amounted to 43% of holdings. In those sectors, real-estate-services, bank, insurance, social-media, luxury-goods, gaming, e-commerce, and oil-and-gas exploration shares contributed the most extra return. Performance was hurt the most by the information-technology and health-care sectors, with a combined weighting of 45%; computer, data-storage, Internet, security, pharmaceutical, and surgical-systems stocks were the biggest laggards.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Global Opportunities Fund was May 7, 2010. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes.

6  The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Turner Global Opportunities Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, it may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility. The Fund is subject to risks due to its foreign investments.

18 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Market Neutral Fund

March 28, 2013

	Shares	Value (000)
Common stock—85.2%
Consumer discretionary—10.1%
AutoZone*^	770	$306
Dollar General*	11,440	578
Las Vegas Sands	5,670	319
Michael Kors Holdings*^	4,910	279
Total Consumer discretionary		1,482
Energy—4.2%
Concho Resources*^	6,430	626
Total Energy		626
Financials—15.8%
Affiliated Managers Group*^	3,950	607
American Tower^	7,960	612
Raymond James Financial^	11,020	508
Tower Group International	32,860	606
Total Financials		2,333
Health care—14.7%
Catamaran*^	6,060	321
Cooper^	5,890	636
Laboratory Corp. of America Holdings*	6,650	600
Pfizer^	21,250	613
Total Health care		2,170
Industrials—12.2%
Clean Harbors*	10,670	620
Nordson^	9,090	599
Old Dominion Freight Line*	8,210	314
Tata Motors ADR	10,860	265
Total Industrials		1,798
Information technology—19.9%
Allot Communications*^	11,570	138
Fusion-io*^	18,040	295
Jabil Circuit^	16,160	299
Juniper Networks*	29,120	540
Skyworks Solutions*	14,040	309
TIBCO Software*	36,510	739
Zynga*^	177,570	597
Total Information technology		2,917
	Shares	Value (000)
Materials—8.3%
CF Industries Holdings^	1,410	$268
Goldcorp^	18,880	636
PetroLogistics^	23,460	323
Total Materials		1,227
Total Common stock (Cost $12,425)**		12,553
Total Investments—85.2% (Cost $12,425)**		12,553
Segregated cash with brokers—147.9%		21,785
Securities sold short—(87.6)% (Proceeds $(12,534))**		(12,900)
Net Other assets (liabilities)—(45.5)%		(6,705)
Net Assets—100.0%		$14,733

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 19

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Market Neutral Fund

March 28, 2013

	Shares	Value (000)
Common stock—87.6%
Consumer discretionary—15.9%
Cabela's	6,090	$370
DineEquity	4,090	281
Hasbro	7,070	311
Netflix	1,260	239
Omnicom Group	5,470	322
Panera Bread, Cl A	1,860	307
Thomson Reuters	7,500	244
Wolverine World Wide	6,010	267
Total Consumer discretionary		2,341
Consumer staples—2.1%
Kimberly-Clark	3,180	312
Total Consumer staples		312
Energy—6.4%
ConocoPhillips	4,110	247
Oasis Petroleum	10,100	384
Tenaris SA ADR	7,570	309
Total Energy		940
Financials—14.1%
Assurant	3,390	153
Cincinnati Financial	6,480	306
Comerica	7,300	262
Janus Capital Group	15,810	149
Jones Lang LaSalle	4,470	444
Legg Mason	14,300	459
Progressive	12,104	306
Total Financials		2,079
Health care—14.4%
C.R. Bard	2,950	297
DENTSPLY International	7,680	326
Johnson & Johnson	3,670	299
Medtronic	6,320	297
Myriad Genetics	6,110	155
Stryker	4,530	296
Varian Medical Systems	6,320	455
Total Health care		2,125
	Shares	Value (000)
Industrials—8.5%
Con-Way	8,210	$289
Costar Group	3,120	341
Dover	4,130	301
Southwest Airlines	23,790	321
Total Industrials		1,252
Information technology—19.5%
ARM Holdings ADR	12,260	519
Avnet	8,690	315
FLIR Systems	11,620	302
NVIDIA	23,920	307
Power Integrations	7,150	310
Texas Instruments	10,560	375
VMware, Cl A	9,400	741
Total Information technology		2,869
Materials—6.7%
Barrick Gold	11,110	327
Compass Minerals International	4,200	331
Solvay SA	2,390	324
Total Materials		982
Total Common stock (Proceeds $12,534)*		12,900
Total Securities sold short—87.6% (Proceeds $12,534)*		$12,900

Percentages disclosed are based on total net assets of the Fund at March 28, 2013.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

20 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Medical Sciences Long/Short Fund

March 28, 2013

	Shares	Value (000)
Common stock—63.5%
Biotechnology—10.8%
ARIAD Pharmaceuticals*	11,270	$204
Biogen Idec*	1,070	206
BioMarin Pharmaceuticals*	2,600	162
Cepheid*	6,840	262
Cubist Pharmaceuticals*	4,880	228
Gilead Sciences*	6,830	335
InterMune*	3,180	29
Momenta Pharmaceuticals*	14,530	194
Neurocrine Biosciences*	16,251	197
NPS Pharmaceuticals*	12,690	129
Onyx Pharmaceuticals*	3,030	269
Prothena*	495	3
QLT*	35,210	311
Sarepta Therapeutics*	1,940	72
Synageva BioPharma*	2,910	160
ThromboGenics*	1,570	76
Total Biotechnology		2,837
Drug stores—1.6%
GNC Holdings, Cl A	5,310	209
Walgreen	4,370	208
Total Drug stores		417
Health care equipment & supplies—9.5%
Analogic	5,820	460
ArthroCare*	5,630	196
Baxter International	9,520	691
Cooper	4,030	435
Cynosure, Cl A*	6,744	176
Teleflex	6,330	535
Total Health care equipment & supplies		2,493
Health care providers & services—15.1%
Air Methods	4,480	216
Catamaran*	7,640	405
Community Health Systems	7,480	354
Emeritus*	6,580	183
Express Scripts Holding*	11,450	661
HCA Holdings	10,340	420
Health Net*	4,550	130
McKesson	4,230	457
Patterson	11,080	421
	Contracts/ Shares	Value (000)
Team Health Holdings*	12,170	$443
Universal Health Services	4,210	269
Total Health care providers & services		3,959
Life sciences tools & services—3.4%
MAXIMUS	4,440	355
OSI Systems*	5,380	335
Thermo Fisher Scientific	2,610	200
Total Life sciences tools & services		890
Pharmaceuticals—23.1%
Abbott Laboratories	11,530	407
AbbVie	6,490	265
ACADIA Pharmaceuticals*	33,330	265
Auxilium Pharmaceuticals*	21,090	364
Dr. Reddy's Laboratories ADR	2,410	78
Elan ADR	17,480	206
ONO Pharmaceutical	6,190	382
Pfizer	45,370	1,310
Roche Holding AG ADR	12,460	731
Sanofi ADR	11,160	570
Shire ADR	4,230	386
Takeda Pharmaceutical	2,410	132
ViroPharma*	19,860	500
Warner Chilcott, Cl A	19,100	259
XenoPort*	7,200	51
Zoetis*	3,210	107
Total Pharmaceuticals		6,013
Total Common stock (Cost $15,109)**		16,609
Call option contracts—0.1%
Baxter International, 5/13 at $72.5	18	6
Baxter International, 4/13 at $72.5	39	6
Humana, 4/13 at $72.5	5	1
Humana, 4/13 at $77.5	13	—
Humana, 4/13 at $75	8	1
Humana, 4/13 at $70	23	6
Quest Diagnostics, 5/13 at $60	40	2
Total		22
Total Call option contracts (Cost $20)**		22

TURNER FUNDS 2013 SEMIANNUAL REPORT 21

FINANCIAL STATEMENTS

Schedule of investments

Turner Medical Sciences Long/Short Fund

	Contracts/ Shares	Value (000)
Put option contracts—0.0%
Humana, 4/13 at $67.5	17	$4
United Therapeutics, 4/13 at $20	34	4
Total		8
Total Put option contracts (Cost $12)**		8
Cash equivalent—14.3%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%***	3,746,942	3,747
Total Cash equivalent (Cost $3,747)**		3,747
Total Investments—77.9% (Cost $18,888)**		20,386
Segregated cash with brokers—69.3%		18,134
Securities sold short—(40.7)% (Proceeds $(9,994))**		(10,658)
Net Other assets (liabilities)—(6.5)%		(1,699)
Net Assets—100.0%		$26,163

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

ADR — American Depositary Receipt

Cl — Class

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

22 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

March 28, 2013

	Shares	Value (000)
Common stock—23.1%
Biotechnology—3.9%
Amgen	3,310	$339
Arena Pharmaceuticals	23,980	197
ImmunoGen	8,400	135
Myriad Genetics	13,260	337
Total Biotechnology		1,008
Drug stores—0.8%
CVS Caremark	2,380	131
Rite AID	35,200	67
Total Drug stores		198
Health care equipment & supplies—6.7%
C.R. Bard	3,110	313
DENTSPLY International	7,950	337
Hospira	2,380	78
Medtronic	7,310	343
Neogen	1,880	93
Stryker	5,380	351
Varian Medical Systems	3,610	260
Total Health care equipment & supplies		1,775
Health care providers & services—5.1%
AmerisourceBergen, Cl A	3,910	201
Chemed	1,570	126
Fresenius Medical Care ADR	5,420	184
Henry Schein	2,140	198
Kindred Healthcare	9,815	103
Select Medical Holdings	10,640	96
UnitedHealth Group, Cl B	7,260	415
Total Health care providers & services		1,323
Health care technology—0.6%
Greenway Medical Technologies	10,020	159
Total Health care technology		159
Life sciences tools & services—1.0%
Agilent Technologies	6,190	260
Total Life sciences tools & services		260
Pharmaceuticals—5.0%
Amarin PLC ADR	8,440	63
Eisai	7,480	334
Johnson & Johnson	4,350	354
	Shares	Value (000)
Mylan	8,670	$251
Novartis AG ADR	4,600	328
Total Pharmaceuticals		1,330
Total Common stock (Proceeds $5,808)*		6,053
Exchange traded funds—17.6%
CurrencyShares Euro Trust	4,120	524
CurrencyShares Japanese Yen Trust	1,880	196
Health Care Select Sector SPDR	35,790	1,644
iShares NASDAQ Biotechnology Index Fund	5,770	923
Market Vectors Biotech ETF	9,340	607
Market Vectors Pharmaceutical ETF	15,780	711
Total Exchange traded funds (Cost $4,186)*		4,605
Total Securities sold short—40.7% (Proceeds $9,994)*		$10,658

Percentages disclosed are based on total net assets of the Fund at March 28, 2013.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 23

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

March 28, 2013

	Shares	Value (000)
Common stock—86.5%
Consumer discretionary—15.2%
Apollo Group, Cl A*	255,540	$4,444
Arctic Cat*	38,770	1,694
AutoZone*^	5,980	2,373
Best Buy	195,810	4,337
Coldwater Creek*	300,061	948
Comcast, Cl A	136,890	5,751
Crimson Wine Group*	68,540	637
Dollar General*	89,260	4,515
Dunkin' Brands Group	108,920	4,017
Francesca's Holdings*	81,810	2,345
GNC Holdings, Cl A	155,109	6,093
Hanesbrands*	66,230	3,017
Harley-Davidson	23,100	1,231
Home Depot^	71,640	4,999
HomeAway*	47,900	1,557
International Game Technology^	187,670	3,097
Lamar Advertising, Cl A*^	163,120	7,929
Las Vegas Sands	165,790	9,343
Lennar, Cl A^	118,090	4,898
M/I Homes*	25,050	612
Michael Kors Holdings*	198,060	11,249
Movado Group	47,320	1,586
O'Reilly Automotive*	42,530	4,361
PulteGroup*	68,040	1,377
SHFL entertainment*	186,540	3,091
Standard Pacific*	362,430	3,131
Starbucks	27,030	1,540
Starwood Hotels & Resorts Worldwide	75,240	4,795
Tempur-Pedic International*	72,920	3,619
Time Warner	138,790	7,997
Toyota Motor ADR	14,900	1,529
TRI Pointe Homes*	90,200	1,818
Ulta Salon, Cosmetics & Fragrance*	40,290	3,270
Vera Bradley*	106,700	2,521
VF	14,930	2,505
Walt Disney	82,890	4,708
Total Consumer discretionary		132,934
Consumer staples—4.1%
B&G Foods, Cl A	218,470	6,661
Colgate-Palmolive	11,100	1,310
	Shares	Value (000)
Estee Lauder, Cl A	103,230	$6,610
Fresh Market*	73,090	3,126
Hershey	26,150	2,289
Hillshire Brands	129,820	4,563
JM Smucker	9,530	945
PepsiCo	52,620	4,163
Procter & Gamble	67,930	5,235
Walgreen	21,210	1,011
Total Consumer staples		35,913
Energy—8.3%
Anadarko Petroleum	44,320	3,876
Cabot Oil & Gas	45,556	3,080
Cobalt International Energy*	216,140	6,095
Concho Resources*^	124,690	12,148
Delek US Holdings	183,260	7,230
Energy XXI (Bermuda)	103,740	2,824
Gulfport Energy*	44,940	2,060
Hess	25,790	1,847
Lehigh Gas Partners	247,499	5,658
Marathon Oil	60,350	2,035
Ophir Energy*	1,037,967	7,302
PBF Energy	143,006	5,316
Rosetta Resources*	51,970	2,473
Salamander Energy*	69,500	219
Schlumberger	33,830	2,534
SemGroup, Cl A*	49,010	2,535
Southwestern Energy*	56,590	2,109
SunCoke Energy Partners*	112,180	2,345
TriOil Resources, Cl A*	221,510	639
Total Energy		72,325
Financials—15.0%
Affiliated Managers Group*^	65,810	10,107
AIA Group	843,681	3,695
Allstate	52,210	2,562
Alterra Capital Holdings^	115,020	3,623
American Tower^	105,160	8,089
Banco do Brasil SA	264,250	3,582
Bank of the Ozarks^	69,449	3,080
Brown & Brown	80,810	2,589
Cardtronics*	46,193	1,268
Chubb^	48,220	4,221
Citigroup^	170,980	7,564
Countrywide*	315,697	1,870

24 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Credito Real SA de CV*	1,041,686	$1,801
Donegal Group, Cl A	75,249	1,149
Education Realty Trust^	293,380	3,089
eHealth*	91,190	1,630
Employers Holdings	63,400	1,487
Fortegra Financial*^	250,059	2,191
Heritage Oaks Bancorp*	172,261	982
Hersha Hospitality Trust	190,800	1,114
Host Hotels & Resorts	117,230	2,050
IntercontinentalExchange*^	13,760	2,244
Invesco^	105,400	3,052
iStar Financial*	168,150	1,831
MetLife	79,810	3,034
Metro Pacific Investments	60,371,348	8,258
MetroCorp Bancshares*	80,709	814
Metropolitan Bank & Trust	581,760	1,668
MGIC Investment*	243,300	1,204
Ocwen Financial*^	231,825	8,792
OmniAmerican Bancorp*	82,295	2,080
ProAssurance^	66,210	3,134
Raymond James Financial^	187,660	8,652
SCBT Financial	39,350	1,983
Shinhan Finnancial Group ADR	28,229	1,013
Signature Bank*^	36,460	2,872
Tetragon Financial Group	159,120	1,739
Texas Capital Bancshares*	61,280	2,479
The NASDAQ Omx Group	55,360	1,788
Tower Group International	317,425	5,856
Total Financials		130,236
Health care—15.9%
Abbott Laboratories	55,136	1,947
AbbVie	31,450	1,283
ACADIA Pharmaceuticals*	155,930	1,238
Air Methods	99,824	4,816
Align Technology*	125,000	4,189
Allscripts Healthcare Solutions*	50,890	692
Analogic	85,660	6,769
ARIAD Pharmaceuticals*	54,570	987
ArthroCare*^	131,202	4,561
Auxilium Pharmaceuticals*	102,430	1,770
Baxter International	58,960	4,283
Biogen Idec*	10,630	2,051
BioMarin Pharmaceuticals*	12,450	775
Catamaran*^	84,210	4,466
	Shares	Value (000)
Cepheid*	30,300	$1,163
Community Health Systems	130,550	6,187
Cooper^	65,430	7,059
Covance*	13,360	993
Cubist Pharmaceuticals*	21,620	1,012
Cynosure, Cl A*	32,750	857
Dr. Reddy's Laboratories ADR	11,700	378
Elan ADR	83,673	987
Emeritus*	31,390	872
Express Scripts Holding*	98,370	5,671
Gilead Sciences*	91,370	4,471
HCA Holdings	103,020	4,186
Health Net*	22,010	630
InterMune*	11,920	108
Laboratory Corp. of America Holdings*	51,910	4,682
McKesson	20,500	2,213
Momenta Pharmaceuticals*	62,600	835
Neurocrine Biosciences*	78,709	956
NPS Pharmaceuticals*	61,460	626
ONO Pharmaceutical	29,600	1,827
Onyx Pharmaceuticals*	30,950	2,750
Patterson	53,650	2,041
Pfizer^	477,620	13,783
Prothena*	1,416	9
QLT*	155,981	1,379
Roche Holding	8,190	1,907
Roche Holding AG ADR	60,320	3,535
Sanofi ADR	52,570	2,685
Sarepta Therapeutics*	51,960	1,920
Shire ADR^	19,710	1,801
Synageva BioPharma*	12,890	708
Takeda Pharmaceutical	11,730	641
Team Health Holdings*	182,660	6,645
Teleflex^	80,470	6,801
Thermo Fisher Scientific	12,660	968
ThromboGenics*	7,580	365
Universal Health Services	20,460	1,307
ViroPharma*	90,520	2,277
Warner Chilcott, Cl A	88,920	1,205
XenoPort*	34,830	249
Zoetis*	15,560	520
Total Health care		139,036
TURNER FUNDS 2013 SEMIANNUAL REPORT 25

FINANCIAL STATEMENTS

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Industrials—7.5%
Alaska Air Group*	28,320	$1,811
AMETEK	67,240	2,916
CAI International*^	95,220	2,744
Clean Harbors*	83,220	4,834
Cummins^	15,890	1,840
Equifax	71,710	4,130
Fortune Brands Home & Security*	39,460	1,477
Honeywell International	33,980	2,560
Huron Consulting Group*^	115,910	4,673
Iron Mountain^	209,010	7,590
Joy Global	30,720	1,828
Kirby*	42,220	3,242
MSC Industrial Direct, Cl A	15,850	1,360
Nordson	97,670	6,442
OHL Mexico SAB de CV*	885,782	2,457
Old Dominion Freight Line*	120,670	4,610
Parker Hannifin	27,430	2,512
Paul Y. Engineering Group	39,168,286	3,784
TAL International Group	42,360	1,919
Tata Motors ADR	84,720	2,068
Total Industrials		64,797
Information technology—12.5%
Allot Communications*	90,250	1,078
Apple	9,590	4,245
Autodesk*	46,990	1,938
Bottomline Technologies*	86,540	2,467
Broadcom, Cl A	53,910	1,869
Ciena*	55,130	883
Cisco Systems	197,670	4,133
Digimarc^	145,120	3,188
eBay*^	214,790	11,646
EMC*	74,320	1,776
Facebook, Cl A*	194,380	4,972
Fidelity National Information Services	68,800	2,726
Fusion-io*	140,790	2,305
Google, Cl A*	6,150	4,883
IPG Photonics	19,230	1,277
Jabil Circuit	126,100	2,330
Juniper Networks*	227,190	4,212
Manhattan Associates*	62,870	4,671
Maxim Integrated Products	48,270	1,576
	Shares	Value (000)
MAXIMUS	20,900	$1,671
OSI Systems*^	105,240	6,555
Qualcomm	19,000	1,272
ServiceNow*	29,020	1,051
Skyworks Solutions*	109,580	2,414
Take-Two Interactive Software*	143,570	2,319
TIBCO Software*	217,790	4,404
Tyler Technologies*^	61,400	3,761
Visa, Cl A^	74,610	12,671
Xilinx	40,770	1,556
Zynga*	2,520,470	8,469
Total Information technology		108,318
Materials—7.5%
Augusta Resource*	257,102	659
Capstone Mining*	376,660	838
CF Industries Holdings^	69,452	13,221
Eastman Chemical	48,050	3,357
Goldcorp^	257,020	8,644
Haynes International^	18,690	1,034
Jiangxi Copper	785,140	1,734
Kinross Gold	284,400	2,255
Methanex	54,720	2,223
Mexichem SA de CV	287,626	1,543
Molycorp*	192,070	999
Monsanto	24,250	2,562
PetroLogistics	557,868	7,687
Rentech Nitrogen Partners^	68,838	2,470
Rockwood Holdings	90,130	5,898
SilverCrest Mines*	200,434	464
Turquoise Hill Resources*	135,790	864
Westlake Chemical	73,030	6,828
Yamana Gold	100,930	1,549
Total Materials		64,829
Telecommunication services—0.5%
Aruba Networks*	60,390	1,494
SBA Communications, Cl A*	43,770	3,152
Total Telecommunication services		4,646
Total Common stock (Cost $688,488)**		753,034

26 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Spectrum Fund

	Contracts/ Shares	Value (000)
Exchange traded funds—0.4%
SPDR Gold Trust	19,940	$3,080
Total Exchange traded funds (Cost $3,085)**		3,080
Call option contracts—0.1%
Baxter International, 5/13 at $72.5	83	28
Baxter International, 4/13 at $72.5	181	31
Cliffs Natural Resources, 5/13 at $20	1,203	129
Humana, 4/13 at $72.5	22	3
Humana, 4/13 at $77.5	59	2
Humana, 4/13 at $70	112	29
Humana, 4/13 at $75	36	3
Market Vectors Gold Miners ETF, 6/13 at $42.5	2,006	102
Quest Diagnostics, 5/13 at $60	164	8
SPDR Gold Trust, 5/13 at $158	1,604	208
Total		543
Total Call option contracts (Cost $785)**		543
Put option contracts—0.1%
Humana, 4/13 at $67.5	84	18
Market Vectors Oil Services ETF, 5/13 at $42	2,209	199
Methanex, 5/13 at $40	440	55
Ultra Petroleum, 6/13 at $20	4,809	696
United Therapeutics, 4/13 at $20	167	23
Total		991
Total Put option contracts (Cost $982)**		991
	Shares	Value (000)
Cash equivalent—1.4%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%***	12,421,701	$12,422
Total Cash equivalent (Cost $12,422)**		12,422
Total Investments—88.5% (Cost $705,762)**		770,070
Segregated cash with brokers—75.7%		657,977
Securities sold short—(62.9)% (Proceeds $(529,300))**		(547,031)
Written option contracts—(0.0)% (Premiums received $(94))**		(71)
Net Other assets (liabilities)—(1.3)%		(11,299)
Net Assets—100.0%		$869,646

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  ^  All or a portion of the shares have been committed as collateral for open short positions and open written option contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 27

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

March 28, 2013

	Shares	Value (000)
Common stock—50.5%
Consumer discretionary—11.2%
Ascena Retail Group	89,210	$1,655
Autoliv	49,430	3,418
Buckle	37,640	1,756
Cabela's	69,610	4,231
Carnival	35,230	1,208
Columbia Sportswear	40,230	2,329
Daimler AG, Registered Shares	63,135	3,435
Darden Restaurants	24,410	1,262
Dillard's, Cl A	25,000	1,964
DineEquity	45,200	3,109
DIRECTV	51,160	2,896
Discovery Communications, Cl A	20,160	1,587
Foot Locker	34,400	1,178
Galaxy Entertainment Group	299,233	1,249
Genesco	18,080	1,086
G-III Apparel Group	40,660	1,631
Hasbro	55,170	2,424
Hennes & Mauritz AB, B Shares	37,750	1,350
L Brands	34,680	1,549
Lear	15,540	853
Lowe's	129,720	4,919
Lumber Liquidators Holdings	26,740	1,878
M.D.C Holdings	44,070	1,615
Netflix	31,465	5,960
Nordstrom	23,320	1,288
NVR	1,570	1,696
Omnicom Group	106,170	6,252
Panera Bread, Cl A	51,640	8,532
PetSmart	28,190	1,751
Pinnacle Entertainment	71,300	1,042
Priceline.com	1,790	1,231
Ross Stores	30,230	1,833
Thomson Reuters	160,440	5,211
Tim Hortons	50,260	2,730
Time Warner Cable, Cl A	13,705	1,317
Under Armour, Cl A	84,300	4,316
Wolverine World Wide	100,000	4,437
Wynn Macau	472,131	1,253
Total Consumer discretionary		97,431
Consumer staples—1.6%
CVS Caremark	11,520	633
Heineken NV	25,575	1,927
Hormel Foods	24,660	1,019
	Shares	Value (000)
Kimberly-Clark	68,220	$6,685
Rite AID	170,460	324
Sysco	93,960	3,305
Total Consumer staples		13,893
Energy—7.0%
Apache	42,550	3,283
Baker Hughes	26,750	1,241
Chesapeake Energy	89,100	1,819
Chevron	24,410	2,900
Cloud Peak Energy	72,180	1,356
ConocoPhillips	136,710	8,216
Continental Resources	41,950	3,647
Ecopetrol SA ADR	78,740	4,293
Encana	185,400	3,608
Halliburton	69,950	2,827
Oasis Petroleum	242,520	9,233
Occidental Petroleum	15,560	1,219
Patterson-UTI Energy	30,870	736
Rpc	97,370	1,477
Tenaris SA ADR	149,390	6,092
Ultra Petroleum	76,140	1,530
Whiting Petroleum	39,870	2,027
Williams Partners	87,100	4,512
Yingde Gases Group	1,110,596	1,238
Total Energy		61,254
Financials—10.5%
Ameriprise Financial	32,880	2,422
AON	31,900	1,962
Assurant	135,060	6,078
Banco Bradesco SA ADR	158,818	2,703
Bancolombia SA SP ADR	38,510	2,436
Charles Schwab	179,660	3,178
Cincinnati Financial	98,546	4,650
City National	42,380	2,497
CME Group	57,650	3,539
Comerica	153,400	5,515
Commerzbank AG	688,340	1,010
DuPont Fabros Technology	110,000	2,670
Eaton Vance	39,690	1,660
Equity Residential	42,060	2,316
First Horizon National	142,520	1,522
FXCM, Cl A	101,770	1,392
Green Dot, Cl A	81,090	1,355

28 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Grupo Financiero Banorte SAB de CV, Cl O	400,503	$3,200
Janus Capital Group	348,120	3,272
Jones Lang LaSalle	57,720	5,738
LaSalle Hotel Properties	82,390	2,091
Legg Mason	170,270	5,474
MarketAxess Holdings	57,310	2,138
Montpelier Re Holdings	62,100	1,618
MSCI, Cl A	59,730	2,027
Nationstar Mortgage Holdings	120,042	4,430
Progressive	225,195	5,691
Public Storage	14,110	2,149
RLI	31,570	2,268
Stifel Financial	67,100	2,326
Xoom	83,200	1,900
Total Financials		91,227
Health care—5.9%
Agilent Technologies	29,630	1,244
Amarin PLC ADR	40,870	303
AmerisourceBergen, Cl A	18,960	975
Amgen	16,020	1,642
Arena Pharmaceuticals	277,940	2,282
Boston Scientific	184,090	1,438
C.R. Bard	53,610	5,402
Chemed	6,900	552
DENTSPLY International	97,170	4,122
Eisai	33,140	1,481
Fresenius Medical Care ADR	26,240	888
Greenway Medical Technologies	88,450	1,406
Henry Schein	10,380	961
Hospira	11,550	379
ImmunoGen	39,340	632
Johnson & Johnson	48,900	3,987
Kindred Healthcare	43,178	455
Medtronic	84,300	3,959
Mylan	41,490	1,201
Myriad Genetics	111,010	2,820
Neogen	9,100	451
Novartis AG ADR	22,280	1,587
Select Medical Holdings	47,140	424
Stryker	74,700	4,873
UnitedHealth Group, Cl B	33,800	1,934
Varian Medical Systems	66,600	4,795
WellPoint	14,130	936
Total Health care		51,129
	Shares	Value (000)
Industrials—3.6%
Cintas	20,720	$914
Con-Way	149,830	5,277
Costar Group	43,480	4,759
Dover	70,520	5,140
Emerson Electric	16,750	936
Fastenal	39,830	2,045
FedEx	11,670	1,146
Harsco	67,420	1,670
Ingersoll-Rand	16,730	920
Northrop Grumman	18,270	1,282
SGL Carbon SE	29,130	1,146
Southwest Airlines	316,500	4,266
Terex	52,730	1,815
Total Industrials		31,316
Information technology—6.6%
ADTRAN	47,950	942
ARM Holdings ADR	139,980	5,931
Avnet	67,800	2,454
Check Point Software Technologies	18,780	882
FactSet Research Systems	21,900	2,028
Fiserv	80,760	7,094
FLIR Systems	213,080	5,542
Freescale Semiconductor	58,530	872
Global Payments	124,840	6,200
International Business Machines	7,230	1,542
MasterCard, Cl A	5,410	2,928
NVIDIA	186,670	2,393
Paychex	35,640	1,250
Power Integrations	55,820	2,423
Rackspace Hosting	16,490	832
Seagate Technology	67,420	2,465
SolarWinds	15,970	944
Tech Data	24,910	1,136
Texas Instruments	82,360	2,922
VeriSign	20,630	975
VMware, Cl A	67,810	5,349
Total Information technology		57,104
Materials—4.1%
Airgas	15,700	1,557
Alcoa	283,730	2,417

TURNER FUNDS 2013 SEMIANNUAL REPORT 29

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Aluminum Corp. of China, H Shares	1,586,040	$611
AngloGold ADR	51,850	1,221
AptarGroup	30,700	1,761
Aviva	392,640	1,767
Barrick Gold	207,290	6,094
Compass Minerals International	32,800	2,588
E.I. du Pont de Nemours	112,240	5,518
Globe Specialty Metals	80,610	1,122
Mosaic	41,580	2,479
Schnitzer Steel Industries, Cl A	50,410	1,344
Solvay SA	41,660	5,641
Southern Copper	31,260	1,174
Total Materials		35,294
Total Common stock (Proceeds $425,241)*		438,648
Convertible corporate bond—0.0%
Financials—0.0%
Credit Suisse Group Capital (Guernsey) V, 4.00%, 03/29/13**^	160,000	260
Total Convertible corporate bond (Proceeds $164)*		260
Exchange traded funds—12.4%
CurrencyShares Euro Trust	19,910	2,531
CurrencyShares Japanese Yen Trust	9,120	949
Health Care Select Sector SPDR	165,690	7,613
iShares NASDAQ Biotechnology Index Fund	26,851	4,294
iShares Russell 2000 Index Fund	32,920	3,103
Market Vectors Biotech ETF	64,850	4,215
Market Vectors Oil Service ETF	119,140	5,116
Market Vectors Pharmaceutical ETF	73,430	3,309
PowerShares QQQ Trust	168,770	11,640
SPDR S&P 500 ETF Trust	118,720	18,586
SPDR S&P Retail ETF	44,150	3,106
Vanguard Growth ETF	100,430	7,784
Vanguard S&P 500 ETF	108,410	7,766
Vanguard Small-Cap ETF	127,810	11,650
Vanguard Small-Cap Growth ETF	116,590	11,650
	Shares	Value (000)
VelocityShares Daily Inverse VIX Short-Term ETN	206,410	$4,811
Total Exchange traded funds (Proceeds $103,895)*		108,123
Total Securities sold short—62.9% (Proceeds $529,300)*		$547,031

Percentages disclosed are based on total net assets of the Fund at March 28, 2013.

  *  This number is listed in thousands.

  **  Represents a restricted security. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At March 28, 2013, illiquid securities were 0.0% of the Fund's nets assets.

	Acquisition Date	Acquisition Cost*	Share Amount*	Fair Value*
Credit Suisse Group Capital (Guernsey) V	8/13/12	$164	160,000	$260

  ^  Security fair valued using procedures established by the Fair Value Committee. As of March 28, 2013 the total market value of these securities was $260*, representing 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

The accompanying notes are an integral part of the financial statements.

30 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of open written option contracts

Turner Spectrum Fund

March 28, 2013

	Contracts	Value (000)
Written option contracts—0.0%
Written call option contracts—0.0%
United Petroleum 4/13 at $21	756	$34
Total Written call option contracts (Premiums received $54)*		34
Written put option contracts—0.0%
United Petroleum 6/13 at $17	825	37
Total Written put option contracts (Premiums received $40)*		37
Total Written option contracts (Premiums received $94)*		$71

Percentages are based on Net Assets of $869,646*.

  *  This number is listed in thousands.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 31

FINANCIAL STATEMENTS

Schedule of investments

Turner Titan Fund

March 28, 2013

	Shares	Value (000)
Common stock—97.9%
Consumer discretionary—21.0%
Best Buy^	41,610	$922
Harley-Davidson	9,030	481
HomeAway*	18,720	608
Las Vegas Sands^	19,230	1,084
Lennar, Cl A	16,740	694
Michael Kors Holdings*^	22,470	1,276
Movado Group	17,660	592
Starbucks	10,280	586
Starwood Hotels & Resorts Worldwide	13,270	846
Time Warner^	22,380	1,289
Toyota Motor ADR	5,600	575
Walt Disney	10,600	602
Total Consumer discretionary		9,555
Consumer staples—9.2%
Colgate-Palmolive	4,300	508
Estee Lauder, Cl A	12,410	795
Hershey	9,920	868
Hillshire Brands^	47,710	1,676
JM Smucker	3,550	352
Total Consumer staples		4,199
Energy—8.7%
Cabot Oil & Gas	5,190	351
Cobalt International Energy*	25,610	722
Concho Resources*^	11,750	1,145
Schlumberger^	12,580	942
Southwestern Energy*	21,810	813
Total Energy		3,973
Financials—7.7%
Affiliated Managers Group*	4,370	671
Allstate	20,500	1,006
Citigroup^	31,100	1,376
Raymond James Financial	10,240	472
Total Financials		3,525
Health care—13.8%
Baxter International	5,380	391
Biogen Idec*	2,030	392
Covance*	5,030	374
Express Scripts Holding*	16,660	960
	Shares	Value (000)
Gilead Sciences*	21,730	$1,063
HCA Holdings	19,950	811
Onyx Pharmaceuticals*	6,350	564
Pfizer	34,420	993
Roche Holding	3,160	736
Total Health care		6,284
Industrials—8.6%
AMETEK	14,080	611
Cummins^	5,710	661
Equifax	12,800	737
Honeywell International	12,800	964
Parker Hannifin	10,220	936
Total Industrials		3,909
Information technology—21.8%
Autodesk*	18,450	761
Broadcom, Cl A	21,060	730
Ciena*	21,530	345
Cisco Systems^	73,670	1,541
eBay*^	20,910	1,134
EMC*	28,860	689
Facebook, Cl A*^	26,560	679
Maxim Integrated Products^	18,850	615
Qualcomm	7,420	497
ServiceNow*	10,820	392
Take-Two Interactive Software*	55,470	896
Visa, Cl A^	5,870	997
Xilinx	15,930	608
Total Information technology		9,884
Materials—3.2%
Eastman Chemical	7,050	493
Monsanto^	8,990	949
Total Materials		1,442
Telecommunication services—3.9%
Aruba Networks*	23,600	584
SBA Communications, Cl A*^	16,260	1,171
Total Telecommunication services		1,755
Total Common stock (Cost $40,865)**		44,526

32 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Titan Fund

	Shares	Value (000)
Cash equivalent—1.4%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%***	649,287	$649
Total Cash equivalent (Cost $649)**		649
Total Investments—99.3% (Cost $41,514)**		45,175
Segregated cash with brokers—64.8%		29,482
Securities sold short—(63.9)% (Proceeds $(28,426))**		(29,092)
Net Other assets (liabilities)—(0.2)%		(64)
Net Assets—100.0%		$45,501

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 33

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Titan Fund

March 28, 2013

	Shares	Value (000)
Common stock—59.6%
Consumer discretionary—19.1%
Autoliv	4,930	$341
Carnival	13,660	469
Columbia Sportswear	6,420	372
Daimler AG, Registered Shares	16,230	882
Darden Restaurants	9,100	470
DineEquity	5,205	358
Discovery Communications, Cl A	7,770	612
Lear	6,070	333
Lowe's	12,570	477
Netflix	3,245	615
Nordstrom	8,370	462
Omnicom Group	8,380	494
Panera Bread, Cl A	4,610	761
Thomson Reuters	9,270	301
Time Warner Cable, Cl A	5,315	511
Under Armour, Cl A	18,200	931
Wolverine World Wide	8,130	361
Total Consumer discretionary		8,750
Consumer staples—1.4%
Kimberly-Clark	6,370	624
Total Consumer staples		624
Energy—5.5%
Baker Hughes	10,310	478
Oasis Petroleum	18,580	708
Occidental Petroleum	6,000	470
Patterson-UTI Energy	11,510	274
Ultra Petroleum	28,380	571
Total Energy		2,501
Financials—6.5%
Assurant	16,400	739
Charles Schwab	23,190	410
City National	6,980	411
CME Group	5,950	365
Comerica	9,950	358
Eaton Vance	15,780	660
Total Financials		2,943
	Shares	Value (000)
Health care—4.1%
Boston Scientific	71,370	$557
C.R. Bard	5,990	604
Stryker	5,330	348
WellPoint	5,270	349
Total Health care		1,858
Industrials—4.7%
Con-Way	9,990	352
Dover	8,140	593
Emerson Electric	6,240	349
Ingersoll-Rand	6,280	345
Northrop Grumman	7,040	494
Total Industrials		2,133
Information technology—14.5%
ADTRAN	18,010	354
ARM Holdings ADR	17,460	739
Check Point Software Technologies	7,270	342
Fiserv	8,580	753
FLIR Systems	11,210	292
Freescale Semiconductor	22,840	340
Global Payments	8,390	417
International Business Machines	2,830	604
Rackspace Hosting	6,270	317
Seagate Technology	25,130	918
SolarWinds	6,000	355
Tech Data	9,700	442
VeriSign	8,000	378
VMware, Cl A	4,400	347
Total Information technology		6,598
Materials—3.8%
Airgas	5,900	585
E.I. du Pont de Nemours	14,890	732
Solvay SA	3,055	414
Total Materials		1,731
Total Common stock (Proceeds $26,555)*		27,138

34 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of securities sold short

Turner Titan Fund

	Shares	Value (000)
Exchange traded funds—4.3%
Market Vectors Biotech ETF	8,750	$569
SPDR S&P 500 ETF Trust	8,850	1,385
Total Exchange traded funds (Proceeds $1,871)*		1,954
Total Securities sold short—63.9% (Proceeds $28,426)*		$29,092

Percentages disclosed are based on total net assets of the Fund at March 28, 2013.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 35

FINANCIAL STATEMENTS

Schedule of investments

Turner All Cap Growth Fund

March 28, 2013

	Shares	Value (000)
Common stock—99.8%†
Consumer discretionary—18.3%
Fossil*	3,160	$305
HomeAway*	9,080	295
LinkedIn, Cl A*	4,730	833
Michael Kors Holdings*	10,220	580
Ralph Lauren	3,500	593
Wynn Resorts	6,000	751
Total Consumer discretionary		3,357
Consumer staples—2.8%
Beam	8,200	521
Total Consumer staples		521
Energy—4.1%
Concho Resources*	7,620	742
Total Energy		742
Financials—10.1%
Affiliated Managers Group*	3,390	521
CBRE Group*	24,850	627
IntercontinentalExchange*	4,340	708
Total Financials		1,856
Health care—6.8%
Catamaran*	10,490	556
Intuitive Surgical*	810	398
Regeneron Pharmaceuticals*	1,640	289
Total Health care		1,243
Industrials—1.5%
Joy Global	4,600	274
Total Industrials		274
Information technology—53.6%
Apple	2,770	1,226
Avago Technologies	23,590	847
Cavium # *	21,620	839
Citrix Systems*	10,030	724
eBay*	12,700	689
Fabrinet*	20,390	298
Fusion-io # *	29,560	484
Infinera # *	43,450	304
Invensense # *	40,610	434
Maxim Integrated Products	10,170	332
	Shares	Value (000)
Monolithic Power Systems	14,800	$361
NXP Semiconductors*	29,370	889
QLIK Technologies*	18,990	491
Qualcomm	9,580	641
RF Micro Devices*	63,680	339
ServiceNow*	7,020	254
Splunk*	7,420	297
Stratasys*	4,610	342
Total Information technology		9,791
Telecommunication services—2.6%
SBA Communications, Cl A*	6,610	476
Total Telecommunication services		476
Total Common stock (Cost $16,819)**		18,260
Cash equivalent—8.3%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%*** (1)	1,528,078	1,528
Total Cash equivalent (Cost $1,528)**		1,528
Total Investments—108.1% (Cost $18,347)**		19,788
Net Other assets (liabilities)—(8.1)%		(1,488)
Net Assets—100.0%		$18,300

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 28, 2013. The total value of securities on loan at March 28, 2013 was $1,434**. Certain of these securities may have been sold prior to period end.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 28, 2013 was $1,469**.

Cl — Class

The accompanying notes are an integral part of the financial statements.

36 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Emerging Growth Fund

March 28, 2013

	Shares	Value (000)
Common stock—99.8%
Consumer discretionary—18.2%
Aeropostale*	173,480	$2,359
Ann*	142,320	4,130
Asbury Automotive Group*	45,749	1,679
Buffalo Wild Wings*	26,470	2,317
Children's Place Retail Stores*	55,400	2,483
Cracker Barrel Old Country Store	71,220	5,757
Dorman Products	12,530	466
Meritage Homes*	41,120	1,927
Movado Group	48,939	1,640
Oxford Industries	59,220	3,145
Red Robin Gourmet Burgers*	37,470	1,709
SHFL entertainment*	168,420	2,791
Shutterfly*	47,590	2,102
Ulta Salon, Cosmetics & Fragrance*	52,170	4,235
Vitamin Shoppe*	91,629	4,476
Total Consumer discretionary		41,216
Consumer staples—6.1%
B&G Foods, Cl A	130,200	3,970
Boston Beer, Cl A # *	11,580	1,849
Susser Holdings*	53,834	2,751
TreeHouse Foods*	29,267	1,907
United Natural Foods*	65,958	3,245
Total Consumer staples		13,722
Energy—7.1%
Alon USA Energy	70,947	1,352
Bonanza Creek Energy*	71,610	2,769
Diamondback Energy*	107,400	2,883
Halcon Resources*	87,036	678
Kodiak Oil & Gas*	159,900	1,453
Lufkin Industries	14,790	982
Pdc Energy*	19,500	967
Rex Energy*	238,730	3,934
SunPower # *	93,320	1,077
Total Energy		16,095
Financials—10.3%
Campus Crest Communities	153,020	2,127
Cardtronics*	94,869	2,605
Education Realty Trust	249,125	2,623
Home Loan Servicing Solutions	109,150	2,546
	Shares	Value (000)
iStar Financial*	165,380	$1,801
Oriental Financial Group	78,610	1,219
Sovran Self Storage	46,000	2,968
Stewart Information Services	59,460	1,514
Sun Communities	63,270	3,122
Umpqua Holdings	107,350	1,423
Walter Investment Management*	36,940	1,376
Total Financials		23,324
Health care—21.0%
Acadia Healthcare*	90,620	2,663
ACADIA Pharmaceuticals # *	173,306	1,376
Aegerion Pharmaceuticals*	18,800	758
Air Methods	118,070	5,695
Akorn # *	159,210	2,202
Analogic	55,210	4,363
ArthroCare*	163,996	5,700
Cyberonics*	78,314	3,666
Cynosure, Cl A*	59,950	1,569
Emeritus*	67,330	1,871
Enanta Pharmaceuticals*	52,470	955
Endologix*	74,210	1,198
Integra LifeSciences Holdings*	48,370	1,887
Molina Healthcare*	79,590	2,457
Neurocrine Biosciences*	100,972	1,226
PAREXEL International*	51,164	2,021
Proto Labs # *	25,897	1,272
QLT*	31,945	282
Santarus*	117,480	2,036
Sarepta Therapeutics # *	38,070	1,407
Synageva BioPharma*	23,390	1,285
Vanguard Health Systems*	84,284	1,253
Total Health care		47,142
Industrials—18.7%
AAR	100,650	1,851
Boise Cascade*	20,520	696
Chart Industries*	29,848	2,388
Copa Holdings, Cl A	41,601	4,976
EnPro Industries*	61,240	3,134
ESCO Technologies	37,190	1,520
Genesee & Wyoming, Cl A*	26,955	2,510
Huron Consulting Group*	172,121	6,939
Middleby*	36,653	5,577
On Assignment*	108,270	2,740

TURNER FUNDS 2013 SEMIANNUAL REPORT 37

FINANCIAL STATEMENTS

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
Paul Y. Engineering Group	17,323,787	$1,674
Thermon Group Holdings*	72,630	1,613
Trex*	45,135	2,220
Triumph Group	57,584	4,520
Total Industrials		42,358
Information technology—15.2%
ANSYS*	31,700	2,581
Bottomline Technologies*	68,702	1,959
Cavium*	28,000	1,087
Coherent	34,954	1,983
Electronics for Imaging*	135,050	3,425
Heartland Payment Systems	49,730	1,640
Imperva*	68,600	2,641
Manhattan Associates*	49,070	3,645
Monolithic Power Systems	85,950	2,095
NETGEAR*	42,470	1,423
OSI Systems*	57,060	3,554
Synchronoss Technologies*	80,210	2,489
Tyler Technologies*	61,440	3,763
Ultratech*	54,860	2,168
Total Information technology		34,453
Materials—2.5%
American Vanguard	27,320	834
KapStone Paper & Packaging	100,880	2,805
Rentech Nitrogen Partners #	57,600	2,067
Total Materials		5,706
Utilities—0.7%
Artesian Resources, Cl A	34,815	782
RADWARE*	22,280	841
Total Utilities		1,623
Total Common stock (Cost $157,671)**		225,640
	Shares	Value (000)
Cash equivalent—3.9%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%*** (1)	8,751,678	$8,752
Total Cash equivalent (Cost $8,752)**		8,752
Total Investments—103.7% (Cost $166,423)**		234,392
Net Other assets (liabilities)—(3.7)%		(8,399)
Net Assets—100.0%		$225,993

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  #  Security fully or partially on loan at March 28, 2013. The total value of securities on loan at March 28, 2013 was $8,054**. Certain of these securities may have been sold prior to period end.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 28, 2013 was $8,181**.

Cl — Class

The accompanying notes are an integral part of the financial statements.

38 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Large Growth Fund

March 28, 2013

	Shares	Value (000)
Common stock—104.9%†
Consumer discretionary—22.2%
Amazon.com*	17,630	$4,699
AutoZone*	3,700	1,468
Comcast, Cl A	86,520	3,635
GNC Holdings, Cl A	70,370	2,764
Home Depot	58,790	4,102
Las Vegas Sands	53,750	3,029
Lennar, Cl A	99,080	4,110
Michael Kors Holdings*	54,780	3,111
Ralph Lauren	12,695	2,149
Starbucks	62,020	3,533
Starwood Hotels & Resorts Worldwide	44,375	2,828
Walt Disney	43,950	2,496
Total Consumer discretionary		37,924
Consumer staples—5.6%
Colgate-Palmolive	42,540	5,021
Estee Lauder, Cl A	48,610	3,112
Whole Foods Market	16,964	1,472
Total Consumer staples		9,605
Energy—5.9%
Anadarko Petroleum	26,885	2,351
Cobalt International Energy*	38,730	1,092
Concho Resources*	30,308	2,953
Schlumberger	49,000	3,670
Total Energy		10,066
Financials—7.1%
Affiliated Managers Group*	17,080	2,623
American Tower	26,750	2,058
CBRE Group*	103,690	2,618
Citigroup	60,280	2,666
Simon Property Group	13,349	2,117
Total Financials		12,082
Health care—11.5%
Abbott Laboratories	94,600	3,342
Allergan	20,580	2,297
Biogen Idec*	16,590	3,200
Catamaran*	40,580	2,152
Cerner*	16,400	1,554
Gilead Sciences*	63,150	3,090
HCA Holdings	68,070	2,766
	Shares	Value (000)
Intuitive Surgical*	2,460	$1,208
Total Health care		19,609
Industrials—8.2%
AMETEK	73,320	3,179
Caterpillar	41,970	3,650
Cummins	32,650	3,782
Pentair	25,200	1,329
Precision Castparts	11,040	2,093
Total Industrials		14,033
Information technology—40.2%
Apple	43,890	19,428
ASML Holding, NY Shares #	33,440	2,274
Cavium*	33,480	1,299
eBay*	79,695	4,321
EMC*	80,030	1,912
F5 Networks*	8,950	797
Facebook, Cl A*	148,880	3,808
Fusion-io # *	67,640	1,107
Google, Cl A*	8,135	6,460
Juniper Networks*	116,530	2,160
NXP Semiconductors*	90,670	2,744
Palo Alto Networks # *	24,120	1,365
Qualcomm	72,015	4,822
Salesforce.com*	16,620	2,972
ServiceNow*	22,190	803
Splunk*	32,570	1,304
STMicroelectronics, NY Shares #	282,510	2,178
Stratasys*	39,980	2,967
Visa, Cl A	27,230	4,625
Workday, Cl A # *	22,010	1,356
Total Information technology		68,702
Materials—3.0%
Methanex	28,610	1,162
Monsanto	37,135	3,923
Total Materials		5,085
Telecommunication services—1.2%
Aruba Networks*	81,130	2,007
Total Telecommunication services		2,007
Total Common stock (Cost $162,754)**		179,113

TURNER FUNDS 2013 SEMIANNUAL REPORT 39

FINANCIAL STATEMENTS

Schedule of investments

Turner Large Growth Fund

	Shares	Value (000)
Cash equivalent—4.9%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%*** (1)	8,377,021	$8,377
Total Cash equivalent (Cost $8,377)**		8,377
Total Investments—109.8% (Cost $171,131)**		187,490
Net Other assets (liabilities)—(9.8)%		(16,689)
Net Assets—100.0%		$170,801

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  #  Security fully or partially on loan at March 28, 2013. The total value of securities on loan at March 28, 2013 was $8,264**. Certain of these securities may have been sold prior to period end.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 28, 2013 was $8,377**.

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

40 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Midcap Growth Fund

March 28, 2013

	Shares	Value (000)
Common stock—103.0%†
Consumer discretionary—29.4%
American Eagle Outfitters	309,080	$5,780
BorgWarner*	124,240	9,609
Dunkin' Brands Group	202,410	7,465
Fossil*	49,540	4,786
GNC Holdings, Cl A	182,470	7,167
Harley-Davidson	142,890	7,616
HomeAway # *	334,620	10,875
LinkedIn, Cl A*	55,010	9,685
Michael Kors Holdings*	192,410	10,927
Polaris Industries	73,970	6,841
Ralph Lauren	52,940	8,963
Starwood Hotels & Resorts Worldwide	118,380	7,544
Toll Brothers*	333,740	11,428
Tractor Supply	93,420	9,728
TripAdvisor*	65,930	3,463
Urban Outfitters*	124,280	4,815
VF	44,820	7,519
Wynn Resorts	77,575	9,709
Total Consumer discretionary		143,920
Consumer staples—3.7%
Beam	109,530	6,960
Kroger	342,110	11,337
Total Consumer staples		18,297
Energy—5.8%
Cabot Oil & Gas	123,440	8,346
Cobalt International Energy*	175,020	4,936
Concho Resources*	96,608	9,412
FMC Technologies*	107,730	5,859
Total Energy		28,553
Financials—11.7%
Affiliated Managers Group*	53,090	8,153
Brown & Brown	195,288	6,257
Cardtronics*	336,880	9,250
CBRE Group*	331,530	8,371
IntercontinentalExchange # *	55,380	9,031
Markel*	11,760	5,921
Raymond James Financial	131,990	6,085
Signature Bank*	57,130	4,500
Total Financials		57,568
	Shares	Value (000)
Health care—11.0%
Alexion Pharmaceuticals*	69,144	$6,371
ARIAD Pharmaceuticals*	143,630	2,598
Catamaran*	154,070	8,170
Covance*	39,820	2,959
DaVita*	58,310	6,915
HCA Holdings	149,330	6,067
Intuitive Surgical*	10,480	5,148
Onyx Pharmaceuticals*	81,752	7,264
Regeneron Pharmaceuticals*	49,360	8,708
Total Health care		54,200
Industrials—12.5%
BE Aerospace*	102,040	6,152
Delta Air Lines*	466,370	7,700
Equifax	126,990	7,313
Genesee & Wyoming, Cl A*	76,070	7,083
Joy Global	122,567	7,295
MasTec*	124,110	3,618
Robert Half International	206,500	7,751
Roper Industries	45,420	5,782
Textron	148,790	4,435
WESCO International*	53,180	3,861
Total Industrials		60,990
Information technology—22.4%
Allot Communications # *	236,440	2,823
Autodesk*	168,620	6,954
Avago Technologies	233,190	8,376
Cavium*	270,989	10,517
Ciena*	535,920	8,580
Citrix Systems*	119,650	8,634
F5 Networks*	79,334	7,067
Fusion-io # *	279,920	4,582
Maxim Integrated Products	158,500	5,175
MercadoLibre #	67,166	6,486
NXP Semiconductors*	413,000	12,498
Palo Alto Networks # *	39,160	2,216
ServiceNow*	119,080	4,311
Splunk*	179,530	7,187
Stratasys*	42,930	3,186
TIBCO Software*	177,360	3,586
Ultratech*	181,270	7,166
Total Information technology		109,344

TURNER FUNDS 2013 SEMIANNUAL REPORT 41

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Materials—5.0%
CF Industries Holdings	22,380	$4,260
Crown Holdings*	145,890	6,070
Eastman Chemical	108,500	7,582
PPG Industries	51,040	6,836
Total Materials		24,748
Telecommunication services—1.5%
SBA Communications, Cl A*	104,570	7,531
Total Telecommunication services		7,531
Total Common stock (Cost $421,503)**		505,151
Cash equivalent—6.0%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%*** (1)	29,341,398	29,341
Total Cash equivalent (Cost $29,341)**		29,341
Total Investments—109.0% (Cost $450,844)**		534,492
Net Other assets (liabilities)—(9.0)%		(43,962)
Net Assets—100.0%		$490,530

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  #  Security fully or partially on loan at March 28, 2013. The total value of securities on loan at March 28, 2013 was $28,789**. Certain of these securities may have been sold prior to period end.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 28, 2013 was $29,341**.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

The accompanying notes are an integral part of the financial statements.

42 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Small Cap Growth Fund

March 28, 2013

	Shares	Value (000)
Common stock—99.4%
Consumer discretionary—15.5%
Ann*	69,518	$2,017
Arctic Cat*	27,750	1,213
Brunswick	66,450	2,274
Five Below # *	42,210	1,599
Hibbett Sports*	34,820	1,959
HomeAway # *	79,480	2,583
Imax # *	82,590	2,208
Meritage Homes*	44,030	2,063
SHFL entertainment*	134,504	2,229
Shutterfly*	43,320	1,913
Sotheby's	63,194	2,364
Steven Madden*	49,945	2,155
Tenneco*	68,750	2,703
Texas Roadhouse	101,130	2,042
Vail Resorts	38,060	2,372
Vera Bradley # *	80,280	1,897
Vitamin Shoppe*	42,200	2,061
Zumiez # *	66,600	1,525
Total Consumer discretionary		37,177
Consumer staples—3.8%
B&G Foods, Cl A	79,650	2,428
Hain Celestial Group # *	33,180	2,027
Susser Holdings*	43,490	2,223
United Natural Foods*	48,733	2,398
Total Consumer staples		9,076
Energy—4.9%
Comstock Resources*	47,680	775
Dril-Quip*	35,000	3,052
Energy XXI (Bermuda)	87,410	2,379
Gulfport Energy*	47,990	2,199
Kodiak Oil & Gas*	249,500	2,268
Rosetta Resources*	23,190	1,103
Total Energy		11,776
Financials—6.9%
Artisan Partners Asset Management*	15,950	629
Bank of the Ozarks	56,110	2,489
Cardtronics*	90,470	2,484
Colonial Properties Trust	93,970	2,125
Corporate Office Properties	54,500	1,454
	Shares	Value (000)
Education Realty Trust	215,200	$2,266
eHealth*	74,460	1,331
ProAssurance	41,290	1,954
Texas Capital Bancshares*	41,980	1,698
Total Financials		16,430
Health care—19.4%
Acadia Healthcare*	69,670	2,048
ACADIA Pharmaceuticals # *	209,384	1,663
Aegerion Pharmaceuticals # *	24,530	990
Air Methods	43,420	2,095
Akorn*	146,536	2,027
Align Technology*	79,910	2,677
Auxilium Pharmaceuticals*	56,900	983
Bruker*	100,570	1,921
Cepheid*	63,430	2,434
Cubist Pharmaceuticals*	56,990	2,667
Endologix*	97,870	1,581
Health Management Associates, Cl A*	127,960	1,647
Integra LifeSciences Holdings*	54,670	2,133
Neurocrine Biosciences*	95,830	1,163
PAREXEL International*	68,230	2,695
Pharmacyclics*	31,240	2,512
Sarepta Therapeutics*	35,440	1,310
Sirona Dental Systems*	23,693	1,747
Synageva BioPharma*	33,664	1,849
Team Health Holdings*	67,500	2,456
Teleflex	47,543	4,017
ViroPharma*	64,870	1,632
West Pharmaceutical Services	33,900	2,201
Total Health care		46,448
Industrials—18.4%
Alaska Air Group*	49,410	3,160
Avis Budget Group # *	109,460	3,046
Belden	52,390	2,706
CAI International*	57,560	1,659
Chart Industries*	22,580	1,807
Clean Harbors*	44,040	2,558
Genesee & Wyoming, Cl A*	29,550	2,751
Healthcare Services Group	46,560	1,193
Hexcel*	110,740	3,213
Kforce	88,217	1,444
Old Dominion Freight Line*	71,715	2,740

TURNER FUNDS 2013 SEMIANNUAL REPORT 43

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
On Assignment*	76,990	$1,949
Thermon Group Holdings*	96,295	2,139
Titan International	113,560	2,394
TrueBlue*	111,652	2,360
US Airways Group # *	133,933	2,273
USG # *	94,300	2,493
Watts Water Technologies	27,540	1,322
Woodward	72,191	2,870
Total Industrials		44,077
Information technology—23.6%
Aspen Technology*	65,070	2,101
Bottomline Technologies*	78,490	2,238
Cavium*	73,940	2,870
Ciena*	145,910	2,336
Cognex	58,460	2,464
Cornerstone OnDemand*	59,970	2,045
Ellie Mae*	71,810	1,727
Finisar # *	145,600	1,920
Fusion-io # *	80,900	1,324
Guidewire Software*	50,570	1,944
Invensense # *	83,620	893
IPG Photonics #	35,100	2,331
MAXIMUS	52,160	4,172
Monolithic Power Systems	95,200	2,320
NetScout Systems*	90,150	2,215
OSI Systems*	31,610	1,969
QLIK Technologies*	96,101	2,482
RF Micro Devices*	455,110	2,421
Semtech*	82,560	2,922
Stratasys*	26,850	1,993
Synchronoss Technologies*	44,176	1,371
Take-Two Interactive Software*	133,730	2,160
The Ultimate Software Group*	24,810	2,584
Ultratech*	47,470	1,876
Wex*	28,020	2,200
Zillow, Cl A # *	27,360	1,496
Total Information technology		56,374
Materials—5.0%
American Vanguard	59,240	1,809
Boise	287,280	2,488
Chemtura*	108,640	2,348
Commercial Metals	118,480	1,878
Kaiser Aluminum	30,740	1,987
	Shares	Value (000)
PolyOne	61,260	$1,495
Total Materials		12,005
Telecommunication services—1.9%
Aruba Networks*	97,590	2,414
Cogent Communications Group	76,880	2,030
Total Telecommunication services		4,444
Total Common stock (Cost $186,518)**		237,807
Right—0.0%
Energy—0.0%
CVR Energy*^	61,770	—
Total Energy		—
Total Right (Cost $—)**		—
Cash equivalent—12.7%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%*** (1)	30,436,864	30,437
Total Cash equivalent (Cost $30,437)**		30,437
Total Investments—112.1% (Cost $216,955)**		268,244
Net Other assets (liabilities)—(12.1)%		(29,032)
Net Assets—100.0%		$239,212

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  ^  Security fair valued using procedures established by the Fair Value Committee. Represents a restricted security. The security has been deemed illiquid according to procedures adopted by the Board of Trustees. As of March 28, 2013 the total market value of this security was $—, representing 0.0% of Net Assets.

  #  Security fully or partially on loan at March 28, 2013. The total value of securities on loan at March 28, 2013 was $26,306**. Certain of these securities may have been sold prior to period end.

  (1)  A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 28, 2013 was $26,960**.

Cl — Class

Amounts designated as "—" are $0.

The accompanying notes are an integral part of the financial statements.

44 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

Schedule of investments

Turner Global Opportunities Fund

March 28, 2013

	Shares	Value (000)
Common stock—97.1%†
Consumer discretionary—22.7%
HomeAway*	600	$20
Lennar, Cl A	1,960	81
LinkedIn, Cl A*	480	85
Michael Kors Holdings*	1,090	62
Ralph Lauren	440	74
Sands China	9,765	51
Starbucks	1,460	83
Total Consumer discretionary		456
Consumer staples—3.7%
Companhia de Bebidas das Americas, Prefered Shares ADR	1,760	75
Total Consumer staples		75
Energy—6.0%
Cobalt International Energy*	1,610	45
Concho Resources*	770	75
Total Energy		120
Financials—14.6%
AIA Group	17,174	75
Banco do Brasil SA	4,610	62
CBRE Group*	3,000	76
Metropolitan Bank & Trust	27,830	80
Total Financials		293
Health care—5.8%
Catamaran*	1,470	78
Intuitive Surgical*	80	39
Total Health care		117
Industrials—5.1%
Caterpillar	610	53
PT United Tractors Tbk	26,160	49
Total Industrials		102
Information technology—39.2%
Apple	290	127
Avago Technologies	2,390	86
Cavium*	1,440	56
Fusion-io*	2,600	43
Imagination Technologies Group*	9,110	68
Murata Manufacturing	860	65
NXP Semiconductors*	3,210	97
	Shares	Value (000)
Qualcomm	1,190	$80
Splunk*	1,450	58
STMicroelectronics, NY Shares	6,640	51
Stratasys*	780	58
Total Information technology		789
Total Common stock (Cost $1,687)**		1,952
Cash equivalent—2.5%
BlackRock Liquidity Funds TempCash Portfolio, Institutional Shares, 0.010%***	49,511	50
Total Cash equivalent (Cost $50)**		50
Total Investments—99.6% (Cost $1,737)**		2,002
Net Other assets (liabilities)—0.4%		8
Net Assets—100.0%		$2,010

  *  Non-income producing security.

  **  This number is listed in thousands.

  ***  Rate shown is the 7-day effective yield as of March 28, 2013.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

NY — New York

The accompanying notes are an integral part of the financial statements.

Country Allocation as of 3/28/13††
United States	52.2%
Netherlands	7.5
Hong Kong	6.9
Brazil	6.8
Singapore	4.3
Philippines	4.0
Canada	3.9
United Kingdom	3.4
Japan	3.2
Israel	2.9
Cayman Islands	2.5
Indonesia	2.4
Total	100.0%

  ††  Percentages are based on total investments.

TURNER FUNDS 2013 SEMIANNUAL REPORT 45

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 28, 2013

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund		Turner Spectrum Fund
Assets:
Investment securities, at cost	$12,425		$18,888		$705,762
Investment securities, at value	$12,553		$20,386		$770,070
Deposits with brokers for securities sold short	21,785		18,134		657,713
Deposits with broker for written option contracts	—		—		264
Foreign currency, at value	3		—		—
Receivable for investment securities sold	5,989		469		51,710
Receivable for capital shares sold	—		50		3,200
Prepaid expenses	22		25		86
Receivable for dividend income	15		36		753
Receivable from investment adviser	1		—		—
Reclaim receivable	—		—		9
Total assets	40,368		39,100		1,483,805
Liabilities:
Securities sold short, at proceeds	12,534		9,994		529,300
Written options, premiums received	—		—		94
Securities sold short, at value	12,900		10,658		547,031
Written options, at value	—		—		71
Cash overdraft	5,673		—		416
Foreign currency overdraft, at value	—		—		2,088
Payable for investment securities purchased	7,014		2,157		61,586
Obligation to return securities lending collateral	—		—		—
Payable for capital shares redeemed	—		52		1,576
Dividends payable on securities sold short (Note 2)	15		33		588
Broker fees and charges on short securities payable	6		7		—
Payable due to investment adviser	—		—		272
Payable due to administrator	2		2		70
Payable due to shareholder servicing	—		1		21
Payable due to distributor	—		1		4
Payable due to transfer agent	6		7		115
Payable due to custodian	7		5		30
Other accrued expenses	12		14		291
Total liabilities	25,635		12,937		614,159
Net assets	$14,733		$26,163		$869,646
*Includes market value of securities on loan	$—		$—		$—
Net assets:
Portfolio capital	$18,542		$27,276		$887,582
Distributions in excess of investment income	(481)		(971)		(9,476)
Accumulated net realized loss from investments, securities sold short, written options and foreign currency transactions	(3,090)		(976)		(55,051)
Net unrealized appreciation (depreciation) on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(238)		834		46,591
Net assets	$14,733		$26,163		$869,646
Outstanding shares of beneficial interest Institutional Class Shares (1)	1,420		2,054		68,554
Outstanding shares of beneficial interest Investor Class Shares (1)	133		321		9,056
Outstanding shares of beneficial interest Class C Shares (1)	8		139		612
Net assets — Institutional Class Shares	$13,413		$21,416		$763,265
Net assets — Investor Class Shares	$1,246		$3,333		$99,800
Net assets — Class C Shares	$74		$1,414		$6,581
Net asset value, offering and redemption price per share — Institutional Class Shares	$9.44	†	$10.42	†	$11.13
Net asset value, offering and redemption price per share — Investor Class Shares	$9.39	†	$10.38		$11.02
Net asset value, offering and redemption price per share — Class C Shares	$9.24	†	$10.22	†	$10.75

46 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

	Turner Titan Fund		Turner All Cap Growth Fund
Assets:
Investment securities, at cost	$41,514		$18,347
Investment securities, at value	$45,175		$19,788 *
Deposits with brokers for securities sold short	29,482		—
Deposits with broker for written option contracts	—		—
Foreign currency, at value	—		—
Receivable for investment securities sold	4,601		—
Receivable for capital shares sold	218		2
Prepaid expenses	24		6
Receivable for dividend income	39		6
Receivable from investment adviser	—		1
Reclaim receivable	—		—
Total assets	79,539		19,803
Liabilities:
Securities sold short, at proceeds	28,426		—
Written options, premiums received	—		—
Securities sold short, at value	29,092		—
Written options, at value	—		—
Cash overdraft	—		—
Foreign currency overdraft, at value	—		—
Payable for investment securities purchased	4,086		—
Obligation to return securities lending collateral	—		1,469
Payable for capital shares redeemed	801		13
Dividends payable on securities sold short (Note 2)	1		—
Broker fees and charges on short securities payable	—		—
Payable due to investment adviser	42		—
Payable due to administrator	4		1
Payable due to shareholder servicing	—		4
Payable due to distributor	—		—
Payable due to transfer agent	2		5
Payable due to custodian	2		2
Other accrued expenses	8		1
Total liabilities	34,038		1495
Net assets	$45,501		$18,308
*Includes market value of securities on loan	$—		$1,434
Net assets:
Portfolio capital	$46,159		$27,684
Distributions in excess of investment income	(118)		(10)
Accumulated net realized loss from investments, securities sold short, written options and foreign currency transactions	(3,535)		(10,807)
Net unrealized appreciation (depreciation) on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	2,995		1,441
Net assets	$45,501		$18,308
Outstanding shares of beneficial interest Institutional Class Shares (1)	4,395		—
Outstanding shares of beneficial interest Investor Class Shares (1)	83		2,052
Outstanding shares of beneficial interest Class C Shares (1)	68		—
Net assets — Institutional Class Shares	$44,004		$—
Net assets — Investor Class Shares	$829		$18,308
Net assets — Class C Shares	$668		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$10.01		$—
Net asset value, offering and redemption price per share — Investor Class Shares	$9.96	†	$8.92
Net asset value, offering and redemption price per share — Class C Shares	$9.81	†	$—

(1)  Unlimited authorization — par value $0.00001.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 47

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

March 28, 2013

	Turner Emerging Growth Fund		Turner Large Growth Fund		Turner Midcap Growth Fund
Assets:
Investment securities, at cost	$166,423		$171,131		$450,844
Investment securities, at value	$234,392	*	$187,490	*	$534,492	*
Foreign currency, at value	—		—		—
Receivable for investment securities sold	—		—		1,071
Receivable for capital shares sold	115		219		560
Prepaid expenses	23		25		31
Receivable for dividend income	149		96		188
Receivable from investment adviser	—		—		—
Total assets	234,679		187,830		536,342
Liabilities:
Payable to custodian	—		787		7,272
Payable for investment securities purchased	111		—		—
Obligation to return securities lending collateral	8,181		8,377		29,341
Payable for capital shares redeemed	125		7,707		8,639
Payable due to investment adviser	142		51		225
Payable due to administrator	18		16		40
Payable due to shareholder servicing	32		9		64
Payable due to distributor	—		—		1
Payable due to transfer agent	20		18		61
Payable due to custodian	3		5		7
Other accrued expenses	54		59		162
Total liabilities	8,686		17,029		45,812
Net assets	$225,993		$170,801		$490,530
*Includes market value of securities on loan	$8,054		$8,264		$28,789
Net assets:
Portfolio capital	$143,619		$232,936		$378,234
Distributions in excess of investment income	(1,483)		(147)		(2,248)
Accumulated net realized gain (loss) from investment transactions	15,888		(78,347)		30,896
Net unrealized appreciation on investments	67,969		16,359		83,648
Net assets	$225,993		$170,801		$490,530
Outstanding shares of beneficial interest Institutional Class Shares (1)	1,160		9,789		4,797
Outstanding shares of beneficial interest Investor Class Shares (1)	3,102		3,241		8,188
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—		113
Net assets — Institutional Class Shares	$62,068		$128,558		$181,096
Net assets — Investor Class Shares	$163,925		$42,243		$305,398
Net assets — Retirement Class Shares	$—		$—		$4,036
Net asset value, offering and redemption price per share — Institutional Class Shares	$53.50	†	$13.13		$37.75
Net asset value, offering and redemption price per share — Investor Class Shares	$52.85	†	$13.04	†	$37.30
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—		$35.80	†

48 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

	Turner Small Cap Growth Fund		Turner Global Opportunities Fund
Assets:
Investment securities, at cost	$216,955		$1,737
Investment securities, at value	$268,244	*	$2,002
Foreign currency, at value	—		1
Receivable for investment securities sold	107		—
Receivable for capital shares sold	82		—
Prepaid expenses	16		3
Receivable for dividend income	90		2
Receivable from investment adviser	—		3
Total assets	268,539		2,011
Liabilities:
Payable to custodian	—		—
Payable for investment securities purchased	1,791		—
Obligation to return securities lending collateral	26,960		—
Payable for capital shares redeemed	286		—
Payable due to investment adviser	125		—
Payable due to administrator	19		—
Payable due to shareholder servicing	59		—
Payable due to distributor	—		—
Payable due to transfer agent	22		—
Payable due to custodian	5		1
Other accrued expenses	60		—
Total liabilities	29,327		1
Net assets	$239,212		$2,010
*Includes market value of securities on loan	$26,306		$—
Net assets:
Portfolio capital	$178,125		$1,608
Distributions in excess of investment income	(1,460)		(14)
Accumulated net realized gain (loss) from investment transactions	11,258		151
Net unrealized appreciation on investments	51,289		265
Net assets	$239,212		$2,010
Outstanding shares of beneficial interest Institutional Class Shares (1)	—		124
Outstanding shares of beneficial interest Investor Class Shares (1)	6,338		20
Outstanding shares of beneficial interest Retirement Class Shares (1)	—		—
Net assets — Institutional Class Shares	$—		$1,728
Net assets — Investor Class Shares	$239,212		$282
Net assets — Retirement Class Shares	$—		$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$—		$13.91	†
Net asset value, offering and redemption price per share — Investor Class Shares	$37.74		$13.86	†
Net asset value, offering and redemption price per share — Retirement Class Shares	$—		$—

(1)  Unlimited authorization — par value $0.00001.

†  Difference in net asset value recalculation and net asset value stated is caused by rounding differences.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 49

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Market Neutral Fund	Turner Medical Sciences Long/Short Fund	Turner Spectrum Fund
	period ended 3/28/13	period ended 3/28/13	period ended 3/28/13
Investment income:
Dividend	$200	$148	$7,245
Securities lending	—	—	—
Foreign taxes withheld	(1)	(1)	(54)
Total Investment income	199	147	7,191
Expenses:
Investment advisory fees	262	263	6,531
Administrator fees	25	25	625
Shareholder service fees (1)	3	7	136
Shareholder service fees (2)	—	2	10
Distribution fees (2)	—	7	31
Accounting agent fees	7	7	12
Dividend expense	51	69	1,522
Broker fees and charges on short sales	52	54	1,596
Custodian fees	18	12	85
Transfer agent fees	12	15	288
Registration fees	22	28	68
Professional fees	5	6	142
Trustees' fees	3	3	86
Insurance and other fees	13	15	275
Total expenses	473	513	11,407
Less:
Investment advisory fee waiver	(132)	(168)	(2,978)
Net expenses	341	345	8,429
Net investment loss	(142)	(198)	(1,238)
Net realized gain from securities sold	1,636	3,040	60,557
Net realized (loss) from securities sold short	(3,546)	(1,491)	(54,677)
Net realized gain on written options contracts	—	—	46
Net realized gain loss on foreign currency transactions	1	(5)	(77)
Net change in unrealized appreciation (depreciation) on investments	(2)	(564)	31,404
Net change in unrealized appreciation (depreciation) on securities sold short	(243)	(401)	(17,759)
Net change in unrealized appreciation (depreciation) on written option contracts	—	—	23
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	2	(8)
Net realized and unrealized gain (loss) from investments, options and foreign currencies	(2,154)	581	19,509
Net increase (decrease) in net assets resulting from operations	$(2,296)	$383	$18,271

50 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

	Turner Titan Fund	Turner All Cap Growth Fund
	period ended 3/28/13	period ended 3/28/13
Investment income:
Dividend	$321	$147
Securities lending	—	3
Foreign taxes withheld	—	—
Total Investment income	321	150
Expenses:
Investment advisory fees	336	60
Administrator fees	32	15
Shareholder service fees (1)	3	26
Shareholder service fees (2)	1	—
Distribution fees (2)	3	—
Accounting agent fees	5	2
Dividend expense	24	—
Broker fees and charges on short sales	45	—
Custodian fees	14	7
Transfer agent fees	10	16
Registration fees	20	9
Professional fees	5	3
Trustees' fees	4	2
Insurance and other fees	27	6
Total expenses	529	146
Less:
Investment advisory fee waiver	(90)	(60)
Net expenses	439	86
Net investment loss	(118)	64
Net realized gain from securities sold	1,030	1,507
Net realized (loss) from securities sold short	(3,434)	—
Net realized gain on written options contracts	—	—
Net realized gain loss on foreign currency transactions	2	—
Net change in unrealized appreciation (depreciation) on investments	2,706	(2,072)
Net change in unrealized appreciation (depreciation) on securities sold short	(708)	—
Net change in unrealized appreciation (depreciation) on written option contracts	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—
Net realized and unrealized gain (loss) from investments, options and foreign currencies	(404)	(565)
Net increase (decrease) in net assets resulting from operations	$(522)	$(501)

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 51

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Emerging Growth Fund	Turner Large Growth Fund	Turner Midcap Growth Fund
	period ended 3/28/13	period ended 3/28/13	period ended 3/28/13
Investment income:
Dividend	$1,375	$1,272	$2,528
Securities lending	134	85	116
Foreign taxes withheld	—	—	—
Total Investment income	1,509	1,357	2,644
Expenses:
Investment advisory fees	1,092	629	1,974
Administrator fees	157	151	378
Shareholder service fees (1)	198	49	411
Shareholder service fees (2)	—	—	5
Distribution fees (2)	—	—	5
Accounting agent fees	2	2	2
Custodian fees	10	17	32
Transfer agent fees	49	48	149
Registration fees	15	21	31
Professional fees	28	26	73
Trustees' fees	17	14	43
Insurance and other fees	51	59	149
Total expenses	1,619	1,016	3,252
Less:
Investment advisory fee waiver	(163)	(242)	(382)
Shareholder services fee waiver	—	—	—
Reimbursements of other operating expenses	—	—	—
Net expenses	1,456	774	2,870
Net investment income (loss)	53	583	(226)
Net realized gain from securities sold	17,598	19,798	39,430
Net change in unrealized appreciation (depreciation) on investments	756	(15,542)	(3,408)
Net realized and unrealized gain (loss) from investments	18,354	4,256	36,022
Net increase in net assets resulting from operations	$18,407	$4,839	$35,796

52 TURNER FUNDS 2013 SEMIANNUAL REPORT

(Unaudited)

	Turner Small Cap Growth Fund	Turner Global Opportunities Fund
	period ended 3/28/13	period ended 3/28/13
Investment income:
Dividend	$1,080	$11
Securities lending	120	—
Foreign taxes withheld	(3)	—
Total Investment income	1,197	11
Expenses:
Investment advisory fees	1,141	7
Administrator fees	164	1
Shareholder service fees (1)	272	—
Shareholder service fees (2)	—	—
Distribution fees (2)	—	—
Accounting agent fees	2	6
Custodian fees	15	6
Transfer agent fees	51	1
Registration fees	15	13
Professional fees	31	—
Trustees' fees	18	—
Insurance and other fees	52	2
Total expenses	1,761	36
Less:
Investment advisory fee waiver	(318)	(7)
Shareholder services fee waiver	(15)	—
Reimbursements of other operating expenses	—	(18)
Net expenses	1,428	11
Net investment income (loss)	(231)	—
Net realized gain from securities sold	18,127	154
Net change in unrealized appreciation (depreciation) on investments	9,548	(37)
Net realized and unrealized gain (loss) from investments	27,675	117
Net increase in net assets resulting from operations	$27,444	$117

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 53

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Market Neutral Fund		Turner Medical Sciences Long/Short Fund
	period ended 3/28/13 (unaudited)	year ended 9/30/12	period ended 3/28/13 (unaudited)	year ended 9/30/12
Investment Activities:
Net investment loss	$(142)	$(417)	$(198)	$(1,097)
Net realized gain (loss) from securities sold and securities sold short	(1,910)	(599)	1,549	(1,302)
Net realized gain on written options contracts	—	—	—	—
Net realized gain (loss) on foreign currency transactions	1	(1)	(5)	(4)
Net change in unrealized appreciation (depreciation) from investments and securities sold short	(245)	(200)	(965)	1,043
Net change in unrealized appreciation (depreciation) on written options contracts	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	—	2	2
Net increase (decrease) in net assets resulting from operations	(2,296)	(1,217)	383	(1,358)
Dividends and distributions to shareholders:
Realized capital gains
Institutional Class Shares	—	(394)	—	—
Investor Class Shares	—	(67)	—	—
Class C Shares	—	—	—	—
Total dividends and distributions	—	(461)	—	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	780	49,135	1,242	51,896
Proceeds from shares issued in lieu of cash distributions	—	385	—	—
Cost of shares redeemed	(33,297)	(8,748)	(17,348)	(59,013)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(32,517)	40,772	(16,106)	(7,117)
Investor Class Shares
Proceeds from shares issued	101	7,056	395	18,248
Proceeds from shares issued in lieu of cash distributions	—	67	—	—
Cost of shares redeemed	(4,374)	(4,394)	(6,641)	(21,057)
Net increase (decrease) in net assets from Investor Class Shares transactions	(4,273)	2,729	(6,246)	(2,809)
Class C Shares
Proceeds from shares issued	—	137	154	2,329
Proceeds from shares issued in lieu of cash distributions	—	—	—	—
Cost of shares redeemed	(5)	(49)	(1,634)	(1,522)
Net increase (decrease) in net assets from Class C Shares transactions	(5)	88	(1,480)	807
Net increase (decrease) in net assets from capital share transactions	(36,795)	43,589	(23,832)	(9,119)
Total increase (decrease) in net assets	(39,091)	41,911	(23,449)	(10,477)
Net assets:
Beginning of period	53,824	11,913	49,612	60,089
End of period	$14,733	$53,824	$26,163	$49,612
Accumulated net investment loss	$(481)	$(339)	$(971)	$(773)
Share issued and redeemed:
Institutional Class Shares
Issued	77	4,704	122	5,070
Issued in lieu of cash distributions	—	38	—	—
Redeemed	(3,378)	(845)	(1,709)	(5,790)
Net increase (decrease) in Institutional Class Shares	(3,301)	3,897	(1,587)	(720)
Investor Class Shares
Issued	10	674	39	1,778
Issued in lieu of cash distributions	—	7	—	—
Redeemed	(438)	(427)	(664)	(2,068)
Net increase (decrease) in Investor Class Shares	(428)	254	(625)	(290)
Class C Shares
Issued	—	14	15	230
Issued in lieu of cash distributions	—	—	—	—
Redeemed	(1)	(5)	(164)	(152)
Net increase (decrease) in Class C Shares	(1)	9	(149)	78
Net increase (decrease) in share transactions	(3,730)	4,160	(2,361)	(932)
54 TURNER FUNDS 2013 SEMIANNUAL REPORT

	Turner Spectrum Fund		Turner Titan Fund
	period ended 3/28/13 (unaudited)	year ended 9/30/12	period ended 3/28/13 (unaudited)	year ended 9/30/12
Investment Activities:
Net investment loss	$(1,238)	$(10,711)	$(118)	$(246)
Net realized gain (loss) from securities sold and securities sold short	5,880	(26,926)	(2,404)	298
Net realized gain on written options contracts	46	865	—	—
Net realized gain (loss) on foreign currency transactions	(77)	(223)	2	(1)
Net change in unrealized appreciation (depreciation) from investments and securities sold short	13,645	25,373	1,998	863
Net change in unrealized appreciation (depreciation) on written options contracts	23	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(8)	7	—	—
Net increase (decrease) in net assets resulting from operations	18,271	(11,615)	(522)	914
Dividends and distributions to shareholders:
Realized capital gains
Institutional Class Shares	—	(22,293)	(341)	(110)
Investor Class Shares	—	(7,313)	(20)	(40)
Class C Shares	—	(553)	(6)	(1)
Total dividends and distributions	—	(30,159)	(367)	(151)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	192,129	786,546	38,010	18,412
Proceeds from shares issued in lieu of cash distributions	—	19,084	334	110
Cost of shares redeemed	(277,727)	(388,983)	(19,459)	(4,663)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(85,598)	416,647	18,885	13,859
Investor Class Shares
Proceeds from shares issued	13,990	74,782	168	5,783
Proceeds from shares issued in lieu of cash distributions	—	7,037	20	40
Cost of shares redeemed	(42,850)	(108,037)	(4,218)	(3,684)
Net increase (decrease) in net assets from Investor Class Shares transactions	(28,860)	(26,218)	(4,030)	2,139
Class C Shares
Proceeds from shares issued	93	3,376	286	503
Proceeds from shares issued in lieu of cash distributions	—	493	6	1
Cost of shares redeemed	(4,041)	(5,176)	(137)	—
Net increase (decrease) in net assets from Class C Shares transactions	(3,948)	(1,307)	155	504
Net increase (decrease) in net assets from capital share transactions	(118,406)	389,122	15,010	16,502
Total increase (decrease) in net assets	(100,135)	347,348	14,121	17,265
Net assets:
Beginning of period	969,781	622,433	31,380	14,115
End of period	$869,646	$969,781	$45,501	$31,380
Accumulated net investment loss	$(9,476)	$(8,238)	$(118)	$—
Share issued and redeemed:
Institutional Class Shares
Issued	16,368	70,716	3,788	1,802
Issued in lieu of cash distributions	—	1,757	34	11
Redeemed	(24,268)	(35,203)	(1,949)	(455)
Net increase (decrease) in Institutional Class Shares	(7,900)	37,270	1,873	1,358
Investor Class Shares
Issued	1,282	6,709	16	579
Issued in lieu of cash distributions	—	653	2	4
Redeemed	(3,947)	(9,829)	(429)	(367)
Net increase (decrease) in Investor Class Shares	(2,665)	(2,467)	(411)	216
Class C Shares
Issued	9	307	28	50
Issued in lieu of cash distributions	—	46	1	—
Redeemed	(380)	(481)	(14)	—
Net increase (decrease) in Class C Shares	(371)	(128)	15	50
Net increase (decrease) in share transactions	(10,936)	34,675	1,477	1,624

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 55

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner All Cap Growth Fund		Turner Emerging Growth Fund
	period ended 3/28/13 (unaudited)	year ended 9/30/12	period ended 3/28/13 (unaudited)	year ended 9/30/12
Investment Activities:
Net investment income (loss)	$64	$(75)	$53	$(1,966)
Net realized gain from securities sold	1,507	1,232	17,598	42,086
Net realized loss on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) from investments and securities sold short	(2,072)	3,417	756	15,892
Net increase (decrease) in net assets resulting from operations	(501)	4,574	18,407	56,012
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—
Investor Class Shares	(73)	—	—	—
Realized capital gains
Institutional Class Shares	—	—	(8,753)	—
Investor Class Shares	—	—	(24,111)	—
Total dividends and distributions	(73)	—	(32,864)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—	5,764	12,775
Proceeds from shares issued in lieu of cash distributions	—	—	8,473	—
Cost of shares redeemed	—	—	(17,496)	(27,694)
Net increase (decrease) in net assets from Institutional Class Shares transactions	—	—	(3,259)	(14,919)
Investor Class Shares
Proceeds from shares issued	1,309	7,196	9,275	27,454
Proceeds from Fund acquisition (Note 11)	—	—	—	—
Proceeds from shares issued in lieu of cash distributions	56	—	21,988	—
Cost of shares redeemed	(8,323)	(18,983)	(25,935)	(56,328)
Net increase (decrease) in net assets from Investor Class Shares transactions	(6,958)	(11,787)	5,328	(28,874)
Net increase (decrease) in net assets from capital share transactions	(6,958)	(11,787)	2,069	(43,793)
Total increase (decrease) in net assets	(7,540)	(7,213)	(12,388)	12,219
Net assets:
Beginning of period	25,840	33,053	238,381	226,162
End of period	$18,308	$25,840	$225,993	$238,381
Undistributed net investment income (accumulated net investment income)	$(10)	$(1)	$(1,483)	$(1,536)
Share issued and redeemed:
Institutional Class Shares
Issued	—	—	109	235
Issued in lieu of cash distributions	—	—	177	—
Redeemed	—	—	(329)	(495)
Net increase (decrease) in Institutional Class Shares	—	—	(43)	(260)
Investor Class Shares
Issued	154	815	182	521
Shares from Fund acquisition (Note 11)	—	—	—	—
Issued in lieu of cash distributions	7	—	465	—
Redeemed	(976)	(2,255)	(502)	(1,060)
Net increase (decrease) in Investor Class Shares	(815)	(1,440)	145	(539)
Net increase (decrease) in share transactions	(815)	(1,440)	102	(799)

56 TURNER FUNDS 2013 SEMIANNUAL REPORT

	Turner Large Growth Fund
	period ended 3/28/13 (unaudited)	year ended 9/30/12
Investment Activities:
Net investment income (loss)	$583	$435
Net realized gain from securities sold	19,798	82,216
Net realized loss on foreign currency transactions	—	(1)
Net change in unrealized appreciation (depreciation) from investments and securities sold short	(15,542)	4,462
Net increase (decrease) in net assets resulting from operations	4,839	87,112
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(1,087)	—
Investor Class Shares	(92)	—
Realized capital gains
Institutional Class Shares	—	—
Investor Class Shares	—	—
Total dividends and distributions	(1,179)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	9,943	45,450
Proceeds from shares issued in lieu of cash distributions	1,034	—
Cost of shares redeemed	(86,431)	(301,740)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(75,454)	(256,290)
Investor Class Shares
Proceeds from shares issued	4,220	8,694
Proceeds from Fund acquisition (Note 11)	15,614	—
Proceeds from shares issued in lieu of cash distributions	90	—
Cost of shares redeemed	(26,241)	(29,601)
Net increase (decrease) in net assets from Investor Class Shares transactions	(6,317)	(20,907)
Net increase (decrease) in net assets from capital share transactions	(81,771)	(277,197)
Total increase (decrease) in net assets	(78,111)	(190,085)
Net assets:
Beginning of period	248,912	438,997
End of period	$170,801	$248,912
Undistributed net investment income (accumulated net investment income)	$(147)	$449
Share issued and redeemed:
Institutional Class Shares
Issued	779	3,803
Issued in lieu of cash distributions	83	—
Redeemed	(6,708)	(24,590)
Net increase (decrease) in Institutional Class Shares	(5,846)	(20,787)
Investor Class Shares
Issued	333	716
Shares from Fund acquisition (Note 11)	1,216	—
Issued in lieu of cash distributions	7	—
Redeemed	(2,073)	(2,394)
Net increase (decrease) in Investor Class Shares	(517)	(1,678)
Net increase (decrease) in share transactions	(6,363)	(22,465)

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 57

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund		Turner Small Cap Growth Fund
	period ended 3/28/13 (unaudited)	year ended 9/30/12	period ended 3/28/13 (unaudited)	year ended 9/30/12
Investment Activities:
Net investment loss	$(226)	$(2,188)	$(231)	$(1,768)
Net realized gain from securities sold	39,430	93,758	18,127	19,111
Net realized loss on foreign currency transactions	—	—	—	—
Net change in unrealized appreciation (depreciation) on investment transactions	(3,408)	19,856	9,548	47,225
Net increase in net assets resulting from operations	35,796	111,426	27,444	64,568
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	—	—	—	—
Investor Class Shares	—	—	—	—
Realized capital gains
Institutional Class Shares	(2,966)	—	—	—
Investor Class Shares	(5,108)	—	(15,983)	—
Retirement Class Shares	(72)	—	—	—
Total dividends and distributions	(8,146)	—	(15,983)	—
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	12,814	54,971	—	—
Proceeds from shares issued in lieu of cash distributions	2,364	—	—	—
Cost of shares redeemed	(80,060)	(103,598)	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	(64,882)	(48,627)	—	—
Investor Class Shares
Proceeds from shares issued	21,451	76,266	11,300	31,902
Proceeds from shares issued in lieu of cash distributions	4,948	—	15,896	—
Cost of shares redeemed	(143,025)	(214,569)	(49,544)	(76,290)
Net increase (decrease) in net assets from Investor Class Shares transactions	(116,626)	(138,303)	(22,348)	(44,388)
Retirement Class Shares
Proceeds from shares issued	351	822	—	—
Proceeds from shares issued in lieu of cash distributions	72	—	—	—
Cost of shares redeemed	(1,420)	(671)	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	(997)	151	—	—
Net increase (decrease) in net assets from capital share transactions	(182,505)	(186,779)	(22,348)	(44,388)
Total increase (decrease) in net assets	(154,855)	(75,353)	(10,887)	20,180
Net assets:
Beginning of period	645,385	720,738	250,099	229,919
End of period	$490,530	$645,385	$239,212	$250,099
Accumulated net investment income	$(2,248)	$(2,022)	$(1,460)	$(1,229)
Share issued and redeemed:
Institutional Class Shares
Issued	363	1,598	—	—
Issued in lieu of cash distributions	69	—	—	—
Redeemed	(2,306)	(2,998)	—	—
Net increase (decrease) in Institutional Class Shares	(1,874)	(1,400)	—	—
Investor Class Shares
Issued	613	2,238	319	950
Issued in lieu of cash distributions	147	—	473	—
Redeemed	(4,121)	(6,311)	(1,410)	(2,255)
Net increase (decrease) in Investor Class Shares	(3,363)	(4,073)	(618)	(1,305)
Retirement Class Shares
Issued	11	26	—	—
Reinvested	2	—	—	—
Redeemed	(43)	(20)	—	—
Net increase (decrease) in Retirement Class Shares	(30)	6	—	—
Net increase (decrease) in share transactions	(5,267)	(5,467)	(618)	(1,305)

58 TURNER FUNDS 2013 SEMIANNUAL REPORT

	Turner Global Opportunities Fund
	period ended 3/28/13 (unaudited)	year ended 9/30/12
Investment Activities:
Net investment loss	$—	$(5)
Net realized gain from securities sold	154	18
Net realized loss on foreign currency transactions	—	(1)
Net change in unrealized appreciation (depreciation) on investment transactions	(37)	258
Net increase in net assets resulting from operations	117	270
Dividends and distributions to shareholders:
Net investment income
Institutional Class Shares	(11)	—
Investor Class Shares	(1)	—
Realized capital gains
Institutional Class Shares	(11)	(28)
Investor Class Shares	(1)	(14)
Retirement Class Shares	—	—
Total dividends and distributions	(24)	(42)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	78	561
Proceeds from shares issued in lieu of cash distributions	22	28
Cost of shares redeemed	(106)	(15)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(6)	574
Investor Class Shares
Proceeds from shares issued	51	43
Proceeds from shares issued in lieu of cash distributions	2	14
Cost of shares redeemed	(35)	(342)
Net increase (decrease) in net assets from Investor Class Shares transactions	18	(285)
Retirement Class Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—
Net increase (decrease) in net assets from capital share transactions	12	289
Total increase (decrease) in net assets	105	517
Net assets:
Beginning of period	1,905	1,388
End of period	$2,010	$1,905
Accumulated net investment income	$(14)	$(2)
Share issued and redeemed:
Institutional Class Shares
Issued	6	43
Issued in lieu of cash distributions	2	2
Redeemed	(8)	(1)
Net increase (decrease) in Institutional Class Shares	—	44
Investor Class Shares
Issued	4	3
Issued in lieu of cash distributions	—	1
Redeemed	(3)	(27)
Net increase (decrease) in Investor Class Shares	1	(23)
Retirement Class Shares
Issued	—	—
Reinvested	—	—
Redeemed	—	—
Net increase (decrease) in Retirement Class Shares	—	—
Net increase (decrease) in share transactions	1	21

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 59

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Market Neutral Fund — Institutional Class Shares
2013	**	$10.18	(0.04	) (1)	(0.70)	(0.74)	—	—	—
2012		$10.53	(0.11	) (1)	(0.02)	(0.13)	—	(0.22)	(0.22)
2011	(3)	$10.00	(0.09	) (1)	0.62	0.53	—	—	—
Turner Market Neutral Fund — Investor Class Shares
2013	**	$10.13	(0.05	) (1)	(0.69)	(0.74)	—	—	—
2012		$10.52	(0.14	) (1)	(0.03)	(0.17)	—	(0.22)	(0.22)
2011	(3)	$10.00	(0.10	) (1)	0.62	0.52	—	—	—
Turner Market Neutral Fund — Class C Shares
2013	**	$10.01	(0.09	) (1)	(0.68)	(0.77)	—	—	—
2012		$10.46	(0.20	) (1)	(0.02)	(0.23)	—	(0.22)	(0.22)
2011	(3)	$10.00	(0.15	) (1)	0.61	0.46	—	—	—
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2013	**	$10.19	(0.05	) (1)	0.28	0.23	—	—	—
2012		$10.35	(0.15	) (1)	(0.01)	(0.16)	—	—	—
2011	(3)	$10.00	(0.12	) (1)	0.47	0.35	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2013	**	$10.16	(0.07	) (1)	0.29	0.22	—	—	—
2012		$10.34	(0.18	) (1)	—	(0.18)	—	—	—
2011	(3)	$10.00	(0.13	) (1)	0.47	0.34	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2013	**	$10.04	(0.10	) (1)	0.28	0.18	—	—	—
2012		$10.30	(0.25	) (1)	(0.01)	(0.26)	—	—	—
2011	(3)	$10.00	(0.18	) (1)	0.48	0.30	—	—	—

60 TURNER FUNDS 2013 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets†		Portfolio turnover rate††
Turner Market Neutral Fund — Institutional Class Shares
2013	**	$9.44	(7.27	)%†††	$13,413	1.94	%* (2)	2.69	%*	(0.80	)%*	541%
2012		$10.18	(1.23)%		$48,054	1.94	%* (4)	2.57	%*	(1.00	)%*	1,520%
2011	(3)	$10.53	5.30	%†††	$8,679	1.95	% (5)	3.92%		(1.27)%		1,184%
Turner Market Neutral Fund — Investor Class Shares
2013	**	$9.39	(7.31	)%†††	$1,246	2.19	%* (2)	2.94	%*	(1.05	)%*	541%
2012		$10.13	(1.62)%		$5,685	2.19	%* (4)	2.82	%*	(1.25	)%*	1,520%
2011	(3)	$10.52	5.20	%†††	$3,233	2.20	% (5)	4.18%		(1.54)%		1,184%
Turner Market Neutral Fund — Class C Shares
2013	**	$9.24	(7.69	)%†††	$74	2.94	%* (2)	3.69	%*	(1.80	)%*	541%
2012		$10.01	(2.21)%		$85	2.94	%* (4)	3.57	%*	(2.00	)%*	1,520%
2011	(3)	$10.46	4.60	%†††	$—	2.95	% (5)	4.77%		(2.26)%		1,184%
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2013	**	$10.42	2.26	%†††	$21,416	1.87	%* (6)	2.84	%*	(1.03	)%*	269%
2012		$10.19	(1.55)%		$37,117	1.87	%* (7)	2.09	%*	(1.45	)%*	900%
2011	(3)	$10.35	3.50	%†††	$45,147	1.93	% (8)	2.74%		(1.74)%		608%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2013	**	$10.38	2.17	%†††	$3,333	2.12	%* (6)	3.09	%*	(1.28	)%*	269%
2012		$10.16	(1.74)%		$9,606	2.12	%* (7)	2.34	%*	(1.70	)%*	900%
2011	(3)	$10.34	3.40	%†††	$12,777	2.14	% (8)	2.89%		(1.93)%		608%
Turner Medical Sciences Long/Short Fund — Class C Shares
2013	**	$10.22	1.79	%†††	$1,414	2.87	%* (6)	3.84	%*	(2.03	)%*	269%
2012		$10.04	(2.52)%		$2,889	2.87	%* (7)	3.09	%*	(2.45	)%*	900%
2011	(3)	$10.30	3.00	%†††	$2,165	2.93	% (8)	3.63%		(2.71)%		608%

*  Does not include acquired fund fees or expenses
**  For the six-month period ended March 28, 2013, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Dividend expense totaled 0.29% of average net assets for the period ended March 28, 2013, 0.29% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the period ended March 28, 2013, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.38%, 2.63% and 3.38% for the Institutional, Investor and Class C Shares, respectively.
(3)  Commenced operations on February 7, 2011. All ratios for the period have been annualized
(4)  Dividend expense totaled 0.37% of average net assets for the year ended September 30, 2012, 0.37% of which was waived. Broker fees and charges on short sales totaled 0.22% of average net assets for the year ended September 30, 2012, 0.22% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.53%, 2.78% and 3.53% for the Institutional, Investor and Class C Shares, respectively.
(5)  Dividend expense totaled 0.44% of average net assets for the period ended September 30, 2011, 0.34% of which was waived. Broker fees and charges on short sales totaled 0.25% of average net assets for the period ended September 30, 2011, 0.19% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.48%, 2.73% and 3.48% for the Institutional, Investor and Class C Shares, respectively.
(6)  Dividend expense totaled 0.19% of average net assets for the period ended March 28, 2013, 0.19% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the period ended March 28, 2013, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.21%, 2.46% and 3.21% for the Institutional, Investor and Class C Shares, respectively.
(7)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06%, 2.31% and 3.06% for the Institutional, Investor and Class C Shares, respectively.
(8)  Dividend expense totaled 0.15% of average net assets for the period ended September 30, 2011, 0.12% of which was waived. Broker fees and charges on short sales totaled 0.47% of average net assets for the period ended September 30, 2011, 0.39% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.44%, 2.65% and 3.44% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 61

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Spectrum Fund — Institutional Class Shares
2013	*	$10.89	(0.01	) (1)	0.25	0.24	—	—	—
2012		$11.45	(0.13	) (1)	0.04 (2)	(0.09)	—	(0.47)	(0.47)
2011		$10.82	(0.16	) (1)	0.79	0.63	—	—	—
2010		$10.81	(0.13	) (1)	0.21	0.08	—	(0.07)	(0.07)
2009	(7)	$10.00	(0.07	) (1)	0.88	0.81	—	—	—
Turner Spectrum Fund — Investor Class Shares
2013	*	$10.80	(0.03	) (1)	0.25	0.22	—	—	—
2012		$11.38	(0.16	) (1)	0.05 (2)	(0.11)	—	(0.47)	(0.47)
2011		$10.78	(0.19	) (1)	0.79	0.60	—	—	—
2010		$10.80	(0.16	) (1)	0.21	0.05	—	(0.07)	(0.07)
2009	(7)	$10.00	(0.09	) (1)	0.89	0.80	—	—	—
Turner Spectrum Fund — Class C Shares
2013	*	$10.57	(0.07	) (1)	0.25	0.18	—	—	—
2012		$11.23	(0.24	) (1)	0.05 (2)	(0.19)	—	(0.47)	(0.47)
2011		$10.72	(0.27	) (1)	0.78	0.51	—	—	—
2010		$10.80	(0.24	) (1)	0.23	(0.01)	—	(0.07)	(0.07)
2009	(9)	$9.98	(0.07	) (1)	0.89	0.82	—	—	—
Turner Titan Fund — Institutional Class Shares
2013	*	$10.24	(0.02	) (1)	(0.13)	(0.15)	—	(0.08)	(0.08)
2012		$9.77	(0.11	) (1)	0.67	0.56	—	(0.09)	(0.09)
2011	(12)	$10.00	(0.10	) (1)	(0.13)	(0.23)	—	—	—
Turner Titan Fund — Investor Class Shares
2013	*	$10.20	(0.04	) (1)	(0.12)	(0.16)	—	(0.08)	(0.08)
2012		$9.76	(0.13	) (1)	0.66	0.53	—	(0.09)	(0.09)
2011	(12)	$10.00	(0.11	) (1)	(0.13)	(0.24)	—	—	—
Turner Titan Fund — Class C Shares
2013	*	$10.07	(0.07	) (1)	(0.11)	(0.18)	—	(0.08)	(0.08)
2012		$9.72	(0.21	) (1)	0.65	0.44	—	(0.09)	(0.09)
2011	(12)	$10.00	(0.16	) (1)	(0.12)	(0.28)	—	—	—

62 TURNER FUNDS 2013 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets†		Portfolio turnover rate††
Turner Spectrum Fund — Institutional Class Shares
2013	*	$11.13	2.20	%†††	$763,265	1.89	%** (3)	2.58	%**	(0.24	)%**	316%
2012		$10.89	(0.77)%		$832,857	1.89	%** (4)	2.34	%**	(1.15	)%**	996%
2011		$11.45	5.82%		$448,554	1.93	% (5)	2.48%		(1.34)%		1,153%
2010		$10.82	0.77%		$179,526	1.91	% (6)	2.85%		(1.23)%		1,808%
2009	(7)	$10.81	8.10	%†††	$8,681	2.44	% (8)	5.63%		(1.78)%		663%
Turner Spectrum Fund — Investor Class Shares
2013	*	$11.02	2.04	%†††	$99,800	2.14	%** (3)	2.83	%**	(0.49	)%**	316%
2012		$10.80	(0.95)%		$126,533	2.14	%** (4)	2.59	%**	(1.40	)%**	996%
2011		$11.38	5.57%		$161,401	2.18	% (5)	2.70%		(1.61)%		1,153%
2010		$10.78	0.49%		$52,361	2.17	% (6)	3.12%		(1.52)%		1,808%
2009	(7)	$10.80	8.00	%†††	$4,567	2.71	% (8)	5.84%		(2.09)%		663%
Turner Spectrum Fund — Class C Shares
2013	*	$10.75	1.70	%†††	$6,581	2.89	%** (3)	3.58	%**	(1.24	)%**	316%
2012		$10.57	(1.71)%		$10,391	2.89	%** (4)	3.34	%**	(2.15	)%**	996%
2011		$11.23	4.76%		$12,478	2.93	% (5)	3.39%		(2.33)%		1,153%
2010		$10.72	(0.07)%		$7,169	2.92	% (6)	3.82%		(2.19)%		1,808%
2009	(9)	$10.80	8.22	%†††	$—	2.35	% (8)	5.28%		(3.12)%		663%
Turner Titan Fund — Institutional Class Shares
2013	*	$10.01	(1.49	)%†††	$44,004	1.92	%** (10)	2.25	%**	(0.49	)%**	382%
2012		$10.24	5.75%		$25,811	1.92	%** (11)	2.41	%**	(1.03	)%**	834%
2011	(12)	$9.77	(2.30	)%†††	$11,374	1.92	% (13)	3.54%		(1.47)%		647%
Turner Titan Fund — Investor Class Shares
2013	*	$9.96	(1.60	)%†††	$829	2.17	%** (10)	2.50	%**	(0.74	)%**	382%
2012		$10.20	5.44%		$5,038	2.17	%** (11)	2.66	%**	(1.28	)%**	834%
2011	(12)	$9.76	(2.40	)%†††	$2,711	2.16	% (13)	4.66%		(1.65)%		647%
Turner Titan Fund — Class C Shares
2013	*	$9.81	(1.82	)%†††	$668	2.92	%** (10)	3.25	%**	(1.49	)%**	382%
2012		$10.07	4.53%		$531	2.92	%** (11)	3.41	%**	(2.03	)%**	834%
2011	(12)	$9.72	(2.80	)%†††	$29	2.92	% (13)	2.31%		(2.44)%		647%

*  For the six-month period ended March 28, 2013, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
**  Does not include acquired fund fees or expenses.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  The amount shown for a share outstanding throughout the period and the aggregate net losses on investments for the period are no in accord, because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(3)  Dividend expense totaled 0.17% of average net assets for the period ended March 28, 2013, 0.17% of which was waived. Broker fees and charges on short sales totaled 0.18% of average net assets for the period ended March 28, 2013, 0.18% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.24%, 2.49% and 3.24% for the Institutional, Investor and Class C Shares, respectively.
(4)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42%, 2.67% and 3.42% for the Institutional, Investor and Class C Shares, respectively.
(5)  Dividend expense totaled 0.28% of average net assets for the year ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the year ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.40%, 2.65% and 3.40% for the Institutional, Investor and Class C Shares, respectively.
(6)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2010, 0.42% of which was waived. Broker fees and charges on short sales totaled 0.38% of average net assets for the year ended September 30, 2010, 0.37% of which was waived beginning on January 13, 2010. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.70%, 2.96% and 3.71% for the Institutional, Investor and Class C Shares, respectively.
(7)  Commenced operations on May 7, 2009. All ratios for the period have been annualized.
(8)  Dividend expense totaled 0.70% of average net assets for the period ended September 30, 2009. If dividend expense had not been contractually waived, the ratios of net expenses to average net assets would have been 3.14%, 3.41% and 3.05% for the Institutional, Investor and Class C Shares, respectively. If broker fees and charges on short sales had not been included, the ratios of net expenses to average net assets would have been 1.94%, 2.20% and 1.95% for the Institutional, Investor and Class C Shares, respectively.
(9)  Commenced operations on July 14, 2009. All ratios for the period have been annualized.
(10)  Dividend expense totaled 0.05% of average net assets for the period ended March 28, 2013, 0.05% of which was waived. Broker fees and charges on short sales totaled 0.10% of average net assets for the period ended March 28, 2013, 0.10% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.07%, 2.32% and 3.07% for the Institutional, Investor and Class C Shares, respectively.
(11)  Dividend expense totaled 0.08% of average net assets for the period ended September 30, 2012, 0.08% of which was waived. Broker fees and charges on short sales totaled 0.23% of average net assets for the period ended September 30, 2012, 0.23% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.23%, 2.48% and 3.23% for the Institutional, Investor and Class C Shares, respectively.
(12)  Commenced operations of February 7, 2011. All ratios for the period have been annualized.
(13)  Dividend expense totaled 0.28% of average net assets for the period ended September 30, 2011, 0.22% of which was waived. Broker fees and charges on short sales totaled 0.32% of average net assets for the period ended September 30, 2011, 0.25% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.20%, 2.44% and 3.20% for the Institutional, Investor and Class C Shares, respectively.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 63

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner All Cap Growth Fund — Investor Class Shares
2013	*	$9.01	0.03	(1)	(0.09)	(0.06)	(0.03)	—	(0.03)
2012		$7.67	(0.02	) (1)	1.36	1.34	—	—	—
2011		$7.03	(0.11	) (1)	0.75	0.64	—	—	—
2010		$5.95	(0.09	) (1)	1.18	1.09	(0.01)	—	(0.01)
2009		$5.60	—	(1)	0.35	0.35	—	—	—
2008		$8.72	(0.07	) (1)	(3.05)	(3.12)	—	—	—
Turner Emerging Growth Fund — Institutional Class Shares
2013	*	$57.68	0.06	(1)	4.17	4.23	—	(8.41)	(8.41)
2012		$45.83	(0.34	) (1)	12.19	11.85	—	—	—
2011		$42.51	(0.40	) (1)	3.72	3.32	—	—	—
2010		$37.78	(0.31	) (1)	5.04	4.73	—	—	—
2009	(4)	$28.45	(0.12	) (1)	9.45	9.33	—	—	—
Turner Emerging Growth Fund — Investor Class Shares
2013	*	$57.16	(0.01	) (1)	4.11	4.10	—	(8.41)	(8.41)
2012		$45.52	(0.47	) (1)	12.11	11.64	—	—	—
2011		$42.32	(0.52	) (1)	3.72	3.20	—	—	—
2010		$37.71	(0.41	) (1)	5.02	4.61	—	—	—
2009		$46.42	(0.22	) (1)	(7.31)	(7.53)	—	(1.18)	(1.18)
2008		$64.06	(0.35	) (1)	(8.54)	(8.89)	(0.25)	(8.50)	(8.75)
Turner Large Growth Fund — Institutional Class Shares
2013	*	$12.86	(0.04	) (1)	0.31	0.35	(0.08)	—	(0.08)
2012		$10.50	0.02	(1)	2.34	2.36	—	—	—
2011		$10.56	—	(1)	(0.04)	(0.04)	(0.02)	—	(0.02)
2010		$9.93	0.02	(1)	0.65	0.67	(0.04)	—	(0.04)
2009		$10.41	0.05	(1)	(0.48)	(0.43)	(0.05)	—	(0.05)
2008		$14.39	0.06	(1)	(4.01)	(3.95)	(0.03)	—	(0.03)
Turner Large Growth Fund — Investor Class Shares
2013	*	$12.74	0.01	(1)	0.32	0.33	(0.03)	—	(0.03)
2012		$10.42	(0.01	) (1)	2.33	2.32	—	—	—
2011		$10.49	(0.03	) (1)	(0.04)	(0.07)	—	—	—
2010		$9.87	—	(1)	0.64	0.64	(0.02)	—	(0.02)
2009		$10.34	0.03	(1)	(0.47)	(0.44)	(0.03)	—	(0.03)
2008		$14.33	0.02	(1)	(3.99)	(3.97)	(0.02)	—	(0.02)
64 TURNER FUNDS 2013 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner All Cap Growth Fund — Investor Class Shares
2013	*	$8.92	(0.66	)%†††	$18,300	0.83%		1.41%	0.62%	62%
2012		$9.01	17.47%		$25,840	0.86%		1.34%	(0.25)%	182%
2011		$7.67	9.10%		$33,053	1.73%		2.12%	(1.29)%	205%
2010		$7.03	18.25%		$23,227	1.64%		2.15%	(1.38)%	115%
2009		$5.95	6.25%		$26,324	0.62	% (2)	1.23%	0.09%	220%
2008		$5.60	(35.78)%		$32,759	1.52	% (3)	1.90%	(0.89)%	323%
Turner Emerging Growth Fund — Institutional Class Shares
2013	*	$53.50	9.04	%†††	$62,068	1.15%		1.30%	0.23%	25%
2012		$57.68	25.86%		$69,391	1.15%		1.30%	(0.62)%	75%
2011		$45.83	7.81%		$67,035	1.15%		1.27%	(0.77)%	74%
2010		$42.51	12.52%		$276,445	1.15%		1.28%	(0.77)%	96%
2009	(4)	$37.78	32.79	%†††	$243,790	1.15%		1.33%	(0.54)%	78%
Turner Emerging Growth Fund — Investor Class Shares
2013	*	$52.85	8.88	%†††	$163,925	1.40%		1.55%	(0.02)%	25%
2012		$57.16	25.57%		$168,990	1.40%		1.55%	(0.87)%	75%
2011		$45.52	7.56%		$159,127	1.40%		1.55%	(1.01)%	74%
2010		$42.32	12.22%		$176,823	1.40%		1.53%	(1.02)%	96%
2009		$37.71	(15.58)%		$188,812	1.40%		1.56%	(0.71)%	78%
2008		$46.42	(16.08)%		$529,578	1.40%		1.49%	(0.66)%	71%
Turner Large Growth Fund — Institutional Class Shares
2013	*	$13.13	2.74	%†††	$128,558	0.69%		0.92%	0.60%	34	% (5)
2012		$12.86	22.48%		$201,051	0.69%		0.91%	0.15%	105%
2011		$10.50	(0.39)%		$382,336	0.69%		0.89%	(0.03)%	182%
2010		$10.56	6.76%		$377,650	0.69%		0.87%	0.20%	178%
2009		$9.93	(3.97)%		$381,277	0.69%		0.92%	0.65%	126%
2008		$10.41	(27.53)%		$360,083	0.69%		0.90%	0.42%	200%
Turner Large Growth Fund — Investor Class Shares
2013	*	$13.04	2.62	%†††	$42,243	0.94%		1.17%	0.35%	34	% (5)
2012		$12.74	22.26%		$47,861	0.94%		1.16%	(0.10)%	105%
2011		$10.42	(0.67)%		$56,661	0.94%		1.13%	(0.28)%	182%
2010		$10.49	6.51%		$163,750	0.94%		1.12%	(0.05)%	178%
2009		$9.87	(4.21)%		$252,916	0.94%		1.17%	0.41%	126%
2008		$10.34	(27.76)%		$260,692	0.94%		1.15%	0.15%	200%

*  For the six-month period ended March 28, 2013, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.63%.
(3)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.54%.
(4)  Commenced operations on February 1, 2009. All ratios for the period have been annualized.
(5)  If the purchases of portfolio securities in connection with the reorganization of the Turner Concentrated Growth Fund into the Turner Large Growth Fund had been included, the portfolio turnover rate would have been 41%.
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 65

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

		Net asset value, beginning of period	Net investment income (loss)		Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Midcap Growth Fund — Institutional Class Shares
2013	*	$35.39	0.02	(1)	2.89	2.91	—	(0.55)	(0.55)
2012		$30.42	(0.05	) (1)	5.02	4.97	—	—	—
2011		$29.90	(0.06	) (1)	0.58	0.52	—	—	—
2010		$26.12	(0.08	) (1)	3.86	3.78	—	—	—
2009		$26.20	(0.01	) (1)	(0.07)	(0.08)	—	—	—
2008	(2)	$34.67	(0.01	) (1)	(8.46)	(8.47)	—	—	—
Turner Midcap Growth Fund — Investor Class Shares
2013	*	$35.03	(0.03	) (1)	2.85	2.82	—	(0.55)	(0.55)
2012		$30.16	(0.13	) (1)	5.00	4.87	—	—	—
2011		$29.73	(0.13	) (1)	0.56	0.43	—	—	—
2010		$26.03	(0.15	) (1)	3.85	3.70	—	—	—
2009		$26.18	(0.06	) (1)	(0.09)	(0.15)	—	—	—
2008		$35.71	(0.14	) (1)	(9.39)	(9.53)	—	—	—
Turner Midcap Growth Fund — Retirement Class Shares
2013	*	$33.65	(0.06	) (1)	2.76	2.70	—	(0.55)	(0.55)
2012		$29.05	(0.20	) (1)	4.80	4.60	—	—	—
2011		$28.71	(0.22	) (1)	0.56	0.34	—	—	—
2010		$25.20	(0.21	) (1)	3.72	3.51	—	—	—
2009		$25.40	(0.11	) (1)	(0.09)	(0.20)	—	—	—
2008		$34.74	(0.22	) (1)	(9.12)	(9.34)	—	—	—
Turner Small Cap Growth Fund — Investor Class Shares
2013	*	$35.96	(0.04	) (1)	4.33	4.29	—	(2.51)	(2.51)
2012		$27.83	(0.23	) (1)	8.36	8.13	—	—	—
2011		$28.97	(0.26	) (1)	(0.88)	(1.14)	—	—	—
2010		$25.17	(0.20	) (1)	4.00	3.80	—	—	—
2009		$26.45	(0.07	) (1)	(1.21)	(1.28)	—	—	—
2008		$32.98	(0.15	) (1)	(6.38)	(6.53)	—	—	—
Turner Global Opportunities Fund — Institutional Class Shares
2013	*	$13.31	—	(1)	0.78	0.78	(0.09)	(0.09)	(0.18)
2012		$11.38	(0.03	) (1)	2.31	2.28	—	(0.35)	(0.35)
2011		$11.52	(0.05	) (1)	(0.09)	(0.14)	—	—	—
2010	(3)	$10.00	(0.01	) (1)	1.53	1.52	—	—	—
Turner Global Opportunities Fund — Investor Class Shares
2013	*	$13.22	(0.03	) (1)	0.80	0.77	(0.04)	(0.09)	(0.13)
2012		$11.33	(0.07	) (1)	2.31	2.24	—	(0.35)	(0.35)
2011		$11.50	(0.06	) (1)	(0.11)	(0.17)	—	—	—
2010	(3)	$10.00	(0.03	) (1)	1.53	1.50	—	—	—

66 TURNER FUNDS 2013 SEMIANNUAL REPORT

		Net asset value, end of period	Total return		Net assets end of period (000)	Ratio of net expenses to average net assets†		Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets†	Portfolio turnover rate††
Turner Midcap Growth Fund — Institutional Class Shares
2013	*	$37.75	8.38	%†††	$181,096	0.93%		1.08%	0.07%	45%
2012		$35.39	16.34%		$236,147	0.93%		1.04%	(0.14)%	121%
2011		$30.42	1.74%		$245,480	0.93%		1.05%	(0.18)%	104%
2010		$29.90	14.47%		$164,993	0.93%		1.03%	(0.29)%	90%
2009		$26.12	(0.31)%		$136,069	0.93%		1.08%	(0.05)%	120%
2008	(2)	$26.20	(24.43	)%†††	$137,451	0.93	% (4)	1.03%	(0.09)%	157%
Turner Midcap Growth Fund — Investor Class Shares
2013	*	$37.30	8.21	%†††	$305,398	1.18%		1.33%	(0.18)%	45%
2012		$35.03	16.15%		$404,427	1.18%		1.29%	(0.39)%	121%
2011		$30.16	1.45%		$471,286	1.18%		1.28%	(0.38)%	104%
2010		$29.73	14.21%		$751,124	1.18%		1.28%	(0.54)%	90%
2009		$26.03	(0.57)%		$859,640	1.18%		1.33%	(0.29)%	120%
2008		$26.18	(26.69)%		$994,545	1.18%		1.25%	(0.44)%	157%
Turner Midcap Growth Fund — Retirement Class Shares
2013	*	$35.80	8.19	%†††	$4,036	1.43%		1.58%	(0.43)%	45%
2012		$33.65	15.83%		$4,811	1.43%		1.54%	(0.64)%	121%
2011		$29.05	1.18%		$3,972	1.43%		1.54%	(0.63)%	104%
2010		$28.71	13.93%		$4,578	1.43%		1.53%	(0.79)%	90%
2009		$25.20	(0.79)%		$3,892	1.43%		1.58%	(0.55)%	120%
2008		$25.40	(26.89)%		$5,784	1.43%		1.50%	(0.69)%	157%
Turner Small Cap Growth Fund — Investor Class Shares
2013	*	$37.74	12.80	%†††	$239,212	1.25%		1.54%	(0.19)%	40%
2012		$35.96	29.21%		$250,099	1.25%		1.53%	(0.68)%	100%
2011		$27.83	(3.94)%		$229,919	1.25%		1.53%	(0.76)%	119%
2010		$28.97	15.10%		$274,925	1.25%		1.52%	(0.74)%	89%
2009		$25.17	(4.84)%		$250,860	1.25%		1.58%	(0.36)%	113%
2008		$26.45	(19.80)%		$249,434	1.25	% (5)	1.51%	(0.48)%	141%
Turner Global Opportunities Fund — Institutional Class Shares
2013	*	$13.91	5.96	%†††	$1,728	1.10%		3.85%	0.05%	64%
2012		$13.31	20.53%		$1,654	1.10%		4.09%	(0.27)%	95%
2011		$11.38	(1.22)%		$910	1.10%		3.63%	(0.31)%	178%
2010	(3)	$11.52	15.20	%†††	$1,153	1.10%		8.33%	(0.31)%	37%
Turner Global Opportunities Fund — Investor Class Shares
2013	*	$13.86	5.87	%†††	$282	1.35%		4.10%	(0.20)%	64%
2012		$13.22	20.27%		$251	1.35%		4.42%	(0.52)%	95%
2011		$11.33	(1.48)%		$478	1.35%		3.16%	(0.44)%	178%
2010	(3)	$11.50	15.00	%†††	$—	1.56%		8.92%	(0.77)%	37%

*  For the six-month period ended March 28, 2013, unless otherwise indicated (unaudited). All ratios for the period have been annualized.
†  Inclusive of fees paid indirectly, waivers and/or reimbursements.
††  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.
†††  Total return is for the period indicated and has not been annualized.
(1)  Based on average shares outstanding.
(2)  Commenced operations on June 16, 2008. All ratios for the period have been annualized.
(3)  Commenced operations on May 7, 2010. All ratios for the period have been annualized.
(4)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 0.94%.
(5)  Excluding fees paid indirectly, the ratio of net expenses to average net assets would have been 1.26%
Amounts designated as "—" are either $0, not applicable or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2013 SEMIANNUAL REPORT 67

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

Notes to financial statements

March 28, 2013

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The funds included herein are the Turner Market Neutral Fund ("Market Neutral Fund"), Turner Medical Sciences Long/Short Fund ("Medical Sciences Long/Short Fund"), Turner Spectrum Fund ("Spectrum Fund"), Turner Titan Fund ("Titan Fund"), Turner All Cap Growth Fund ("All Cap Growth Fund"), Turner Emerging Growth Fund ("Emerging Growth Fund"), Turner Large Growth Fund ("Large Growth Fund"), Turner Midcap Growth Fund ("Midcap Growth Fund"), Turner Small Cap Growth Fund ("Small Cap Growth Fund") and Turner Global Opportunities Fund ("Global Opportunities Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Global Opportunities Fund, which is non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

Security valuation—Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on Nasdaq), including American Depositary Receipts ("ADRs"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on Nasdaq, the Nasdaq Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or Nasdaq Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking

68 TURNER FUNDS 2013 SEMIANNUAL REPORT

into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. In addition, the Funds' Sub-administrator, as defined in Note 3, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates its net asset value. If price movements in a monitored index or security exceed levels recommended by the Committee for approval by the Board ("trigger points"), the Sub-administrator will notify the Adviser, as defined in Note 3, that such limits have been exceeded. If such trigger points are exceeded, then the close prices for certain foreign markets are systematically adjusted by fair value factors calculated by an independent pricing service. The circumstances described above use significant observable inputs and therefore these valuations are considered as Level 2 in the fair value hierarchy.

In the event that the Adviser believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the Sub-administrator and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended March 28, 2013, there were no Level 3 investments for which significant unobservable events were used to determine fair value.

The following is a summary of inputs used to value the Funds' investments as of March 28, 2013 (000), while the breakdown, by category, of common stock is disclosed on the Schedule of investments and Schedule of securities sold short for each Fund, as applicable:

	Level 1	Level 2	Total
Market Neutral Fund
Investments in securities
Common stock	$12,553	$—	$12,553
Total Investments in securities	$12,553	$—	$12,553
Securities sold short
Common stock	$12,900	$—	$12,900
Total Securities sold short	$12,900	$—	$12,900
Medical Sciences Long/Short Fund
Investments in securities
Common stock	$16,609	$—	$16,609
Call option contracts	22	—	22
Put option contracts	8	—	8
Cash equivalent	3,747	—	3,747
Total Investments in securities	$20,386	$—	$20,386
Securities sold short
Common stock	$6,053	$—	$6,053
Exchange traded fund	4,605	—	4,605
Total Securities sold short	$10,658	$—	$10,658
Spectrum Fund
Investments in securities
Common stock	$753,034	$—	$753,034
Exchange traded fund	3,080	—	3,080
Call option contracts	543	—	543
Put option contracts	991	—	991
Cash equivalent	12,422	—	12,422
Total Investments in securities	$770,070	$—	$770,070
Securities sold short
Common stock	$438,648	$—	$438,648
Convertible corporate bond	—	260	260
Exchange traded fund	108,123	—	108,123
Total Securities sold short	$546,771	$260	$547,031
Other financial instruments(a)
Written call option contracts	$34	$—	$34
Written put option contracts	37	—	37
Total Other financial instruments	$71	$—	$71
Titan Fund
Investments in securities
Common stock	$44,526	$—	$44,526
Cash equivalent	649	—	649
Total Investments in securities	$45,175	$—	$45,175
Securities sold short
Common stock	$27,138	$—	$27,138
Exchange traded fund	1,954	—	1,954
Total Securities sold short	$29,092	$—	$29,092

TURNER FUNDS 2013 SEMIANNUAL REPORT 69

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

	Level 1	Level 2		Total
All Cap Growth Fund
Investments in securities
Common stock	$18,260	$—		$18,260
Cash equivalent	1,528	—		1,528
Total Investments in securities	$19,788	$—		$19,788
Emerging Growth Fund
Investments in securities
Common stock	$225,640	$—		$225,640
Cash equivalent	8,752	—		8,752
Total Investments in securities	$234,392	$—		$234,392
Large Growth Fund
Investments in securities
Common stock	$179,113	$—		$179,113
Cash equivalent	8,377	—		8,377
Total Investments in securities	$187,490	$—		$187,490
Midcap Growth Fund
Investments in securities
Common stock	$505,151	$—		$505,151
Cash equivalent	29,341	—		29,341
Total Investments in securities	$534,492	$—		$534,492
Small Cap Growth Fund
Investments in securities
Common stock	$237,807	$—		$237,807
Right	—	—	(b)	—	(b)
Cash equivalent	30,437	—		30,437
Total Investments in securities	$268,244	$—	(b)	$268,244
Global Opportunities Fund
Investments in securities
Common stock	$1,952	$—		$1,952
Cash equivalent	50	—		50
Total Investments in securities	$2,002	$—		$2,002

(a)  Other financial instruments are derivative instruments and are reflected in the Schedule of open written option contracts.

(b)  The market value of this security is equal to $0.

For the six months ended March 28, 2013, there have been no significant changes to the Funds' fair valuation methodologies. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the reporting period. For each Fund there were no transfers between the levels as of March 28, 2013 based on the input levels assigned at September 30, 2012.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund engaged in short sales during the six months ended March 28, 2013.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the

70 TURNER FUNDS 2013 SEMIANNUAL REPORT

obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure.

Purchased options held by the Funds are included in "Investment securities, at value" on the Statements of assets and liabilities. As of March 28, 2013, these amounts were $28 (000) for the Medical Sciences Long/Short Fund and $1,534 (000) for the Spectrum Fund. Written option contracts are shown on the Statements of assets and liabilities under "Written options, at value" and were $71 (000) for the Spectrum Fund.

Any realized and unrealized gains and losses on purchased option contracts are included in "Net realized gain from securities sold" and "Net change in unrealized appreciation (depreciation) on investments," respectively, on the Statements of operations. Realized and unrealized gains and (losses) on purchased options for the Medical Sciences Long/Short Fund for the six months ended March 28, 2013 were $(48) and $(6), respectively (000). Realized and unrealized gains and (losses) on purchased options for the Spectrum Fund for the six months ended March 28, 2013 were $(1,310) and $(261), respectively (000). Any realized and unrealized gains and losses on written option contracts are shown on the Statements of operations under "Net realized gain on written options contracts" and "Net change in unrealized appreciation (depreciation) on written option contracts," respectively. Realized and unrealized gains and (losses) on written options for the Spectrum Fund for the six months ended March 28, 2013 were $46 and $(23), respectively (000). The Medical Sciences Long/Short Fund and Spectrum Fund engaged in limited purchased and written option activity during the six months ended March 28, 2013, representing less than 1% of each Fund's average monthly fair value amounts of purchased and written options as compared to net assets.

A summary of option contracts written during the six months ended March 28, 2013 for the Spectrum Fund is as follows:

	Option contracts	Option premiums (000)
Options outstanding at beginning of year	—	$—
Options written	3,230	212
Options cancelled in a closing purchase transaction	(1,649)	(118)
Options exercised	—	—
Options expired	—	—
Options outstanding at end of period	1,581	$94

Foreign currency translation—The books and records of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund and Global Opportunities Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund and Global Opportunities Fund do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund, Titan Fund and

TURNER FUNDS 2013 SEMIANNUAL REPORT 71

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

Global Opportunities Fund's books and the U.S. dollar equivalent amounts actually received or paid.

Illiquid Securities—Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expenses of registration.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

New Accounting Pronouncement—In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Trusts' financial statements.

3. Transactions with affiliates:

Certain officers and trustees of the Trust are also officers or employees of Turner Investments, L.P. ("Turner", the "Adviser", or the "Administrator") or Citi Fund Services Ohio, Inc. ("Citi" or the "Sub-administrator"), the Trust's Sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

4. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Under a separate Sub-administration Agreement between Turner and Citi, Citi provides sub-administrative services, including certain fund accounting services, to the Trust. For the six months ended March 28, 2013, Citi was paid $404 (000) by Turner.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding 0.75% of each Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pays the

72 TURNER FUNDS 2013 SEMIANNUAL REPORT

Distributor 0.25% and the Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

5. Investment advisory agreement:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

For its services, Turner receives annual fees, which are calculated daily and paid monthly, based on average daily net assets of the Funds. Turner has contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses (excluding acquired fund fees and expenses and interest expenses relating to short sales, except for the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund, for which Turner includes acquired fund fees and expenses and interest expenses relating to short sales in its contractual waiver) to a specified percentage of the average daily net assets of each Fund, except the All Cap Growth Fund, on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Market Neutral Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
Spectrum Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
	Advisory fee	Expense cap	Date (through)
Titan Fund
Institutional Class	1.50%	1.95%	January 31, 2014
Investor Class	1.50%	2.20%	January 31, 2014
Class C	1.50%	2.95%	January 31, 2014
Emerging Growth Fund
Institutional Class	1.00%	1.15%	January 31, 2014
Investor Class	1.00%	1.40%	January 31, 2014
Large Growth Fund
Institutional Class	0.60%	0.69%	January 31, 2014
Investor Class	0.60%	0.94%	January 31, 2014
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2014
Investor Class	0.75%	1.18%	January 31, 2014
Retirement Class	0.75%	1.43%	January 31, 2014
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2014
Global Opportunities Fund
Institutional Class	0.75%	1.10%	January 31, 2014
Investor Class	0.75%	1.35%	January 31, 2014

For the All Cap Growth Fund, the advisory fee is comprised of a base fee and performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to its performance benchmark. The Fund's base fee (1.10%) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of its performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base advisory fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees, acquired fund fees and expenses and interest expenses relating to short sales) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

	Base advisory fee	Annual adjustment rate	Benchmark threshold(1)	Other expenses cap
All Cap Growth Fund	1.10%	+/-0.40%	+/-2.50%	0.25%

(1)  See the Fund's Prospectus and Statement of Additional Information for more information regarding each Fund's performance benchmark.

TURNER FUNDS 2013 SEMIANNUAL REPORT 73

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

During the six months ended March 28, 2013, the All Cap Growth Fund's advisory fees, before waivers, were adjusted in accordance with the policy described above (000):

	Base adviser fee	Performance adjustment	Net adviser fee before waivers
All Cap Growth Fund	$114	$(54)	$60

6. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares of the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Class C Shares statutory prospectus for the Market Neutral Fund, Medical Sciences Long/Short Fund, Spectrum Fund and Titan Fund.

7. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments and option contracts written, for the six months ended March 28, 2013 were as follows (000):

	Purchases	Sales
Market Neutral Fund	$132,419	$158,074
Medical Sciences Long/Short Fund	53,245	66,208
Spectrum Fund	2,290,923	2,360,207
Titan Fund	164,289	148,271
All Cap Growth Fund	12,974	19,659
Emerging Growth Fund	55,576	81,026
Large Growth Fund*	88,226	161,752
Midcap Growth Fund	243,221	411,307
Small Cap Growth Fund	93,421	129,137
Global Opportunities Fund	1,174	1,189

*  Costs of purchases and proceeds from sales of portfolio securities incurred to realign the Fund's portfolio after the reorganization of the Turner Concentrated Growth Fund into the Turner Large Growth Fund are excluded from these amounts. The cost of purchases excluded are $15,344(000).

8. Federal tax policies and information:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, foreign currency transactions, net operating losses, return of capital distributions, equalization and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Withholding taxes on dividends and net realized capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

The tax character of dividends and distributions declared during the years ended September 30, 2012 and September 30, 2011 were as follows (000):

	Ordinary income	Long-term capital gain	Total
Market Neutral Fund
2012	$457	$4	$461
Spectrum Fund
2012	$30,159	$—	$30,159
Titan Fund
2012	$151	$—	$151
Large Growth Fund
2011	$671	$—	$671
Global Opportunities Fund
2012	$14	$28	$42

74 TURNER FUNDS 2013 SEMIANNUAL REPORT

As of September 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income	Undistributed long-term capital gains	Capital loss carryforward	Post- October losses	Late year ordinary loss	Unrealized appreciation (depreciation)	Total distributable earnings (accumulated losses)
Market Neutral Fund	$—	$—	$—	$(129)	$(339)	$(1,045)	$(1,513)
Medical Sciences Long/Short Fund	—	—	(165)	(1,449)	(736)	854	(1,496)
Spectrum Fund	—	—	(197)	(20,357)	(7,045)	(8,608)	(36,207)
Titan Fund	367	—	—	—	—	(136)	231
All Cap Growth Fund	—	—	(9,865)	(2,399)	—	3,462	(8,802)
Emerging Growth Fund	—	31,603	—	—	(1,479)	66,708	96,832
Large Growth Fund	450	—	(97,399)	—	—	29,779	(67,170)
Midcap Growth Fund	—	—	—	(384)	(2,022)	87,050	84,644
Small Cap Growth Fund	—	11,606	—	—	(1,229)	39,250	49,627
Global Opportunities Fund	—	10	—	—	(2)	302	310

Under current tax law, capital losses and specified ordinary losses realized after October 31st and non-specified ordinary losses incurred after December 31st (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

As of the end of their latest tax year end of September 30, 2012, the Funds in the following tables had capital loss carryforwards ("CLCFs"). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the tables below (000):

CLCFs not subject to expiration:

	Short Term	Long Term
Medical Sciences Long/Short Fund	$165	$—
Spectrum Fund	197	—

CLCFs subject to expiration:

	Expiring September 30,
	2017	2018	Total
All Cap Growth Fund	$7,475	$2,390	$9,865
Large Growth Fund	7,956	89,443	97,399

As of March 7, 2011, the Large Growth Fund credited accumulated net realized loss $12,828 (000) and charged paid-in-capital $123,626 (000) and unrealized appreciation $31,165 (000) due to the Turner Large Cap Growth Fund ("Large Cap Growth Fund") merger with the Large Growth Fund. Internal Revenue Code Section 382 limits the amount of annual CLCFs available for use. However, if the Large Growth Fund recognizes sufficient capital gains before the relevant expiration dates, Section 382 should not preclude the use of these CLCFs.

At March 28, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation (depreciation)
Market Neutral Fund	$12,642	$229	$(318)	$(89)
Medical Sciences Long/Short Fund	18,999	1,464	(77)	1,387
Spectrum Fund	718,885	58,991	(7,806)	51,185
Titan Fund	42,275	3,021	(121)	2,900
All Cap Growth Fund	18,401	1,936	(549)	1,387
Emerging Growth Fund	166,912	68,173	(693)	67,480
Large Growth Fund	171,681	21,105	(5,302)	15,803
Midcap Growth Fund	452,829	88,192	(6,529)	81,663
Small Cap Growth Fund	218,716	52,348	(2,820)	49,528
Global Opportunities Fund	1,745	286	(29)	257

TURNER FUNDS 2013 SEMIANNUAL REPORT 75

NOTES TO FINANCIAL STATEMENTS  (Unaudited)

Management has analyzed the Funds' tax positions taken on Federal income tax returns for all open tax years and has concluded that as of March 28, 2013, no provision for income tax would be required in the Funds' financial statements. The Funds' Federal and State income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state taxing authorities.

9. Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day's market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the BlackRock Liquidity Funds TempCash, Dollar Shares, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

At March 28, 2013, the following Funds had securities on loan and the collateral held were as follows (000):

Fund	Value of Securities on Loan (000)	Value of Collateral (000)
All Cap Growth Fund	$1,434	$1,469
Emerging Growth Fund	8,054	8,181
Large Growth Fund	8,264	8,377
Midcap Growth Fund	28,789	29,341
Small Cap Growth Fund	26,306	26,960

10. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and a magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

11. Fund merger:

On January 18, 2013, the Large Growth Fund acquired all of the net assets of the Turner Concentrated Growth Fund ("Concentrated Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the Concentrated Growth Fund shareholders on January 9, 2013. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar investment objectives and policies. The acquisition was accomplished by a tax-free exchange of 1,216,063 Investor Class shares of the Large Growth Fund, valued at $15,614 (000), for 2,025,116 Investor Class shares of the Concentrated Growth Fund outstanding on January 18, 2013. The exchange ratio (Large Growth Fund shares issued/Concentrated Growth Fund shares outstanding) was 0.60:1 for the Investor Class.

The investment portfolio of the Concentrated Growth Fund, with a fair value of $16,717 (000) and identified cost of $15,344 (000) at January 18, 2013, was the principal asset acquired by the Large Growth Fund. For financial reporting purposes, assets received and shares issued by the Large Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Concentrated Growth Fund was carried forward to align ongoing reporting of the Large Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on January 18, 2013, the net assets of the Concentrated Growth Fund, which included portfolio capital of $35,249 (000), accumulated net investment loss of $87 (000), accumulated realized losses of $20,921 (000) and unrealized gains of $1,373 (000), combined with the Large Growth Fund were $225,958 (000). The undistributed net investment income and unrealized gains of the Concentrated Growth Fund may be distributed by the Large Growth Fund in future periods. Immediately prior to the merger, the net assets (000) of the Concentrated Growth Fund and the Large Growth Fund were $15,614 and $210,344, respectively. All fees and expenses incurred by the Concentrated Growth Fund and the Large Growth Fund directly in connection with the Plan of Reorganization were borne by the Adviser.

Assuming the acquisition had been completed on October 1, 2012, the beginning of the annual reporting period of the Large Growth Fund, the Fund's pro forma results of operations for the six months ended March 28, 2013, are as follows (000):

Net investment income/(loss):	$846
Net realized/unrealized gains/(losses):	4,589
Change in net assets resulting from operations:	$5,435

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisi-

76 TURNER FUNDS 2013 SEMIANNUAL REPORT

tion was completed, it is not practicable to separate the amounts of revenue and earnings of the Concentrated Growth Fund that have been included in the Large Growth Fund's Statement of Operations since January 18, 2013.

12. Subsequent events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

On May 17, 2013, the Board approved the liquidation of the Global Opportunities Fund to occur on or around July 31, 2013.

Based on this evaluation, other than the item noted above, no additional disclosures or adjustments were required to the financial statements as of March 28, 2013.

TURNER FUNDS 2013 SEMIANNUAL REPORT 77

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT  (Unaudited)

Board of Trustees considerations in approving the Advisory Agreement

On March 1, 2013, the Board of Trustees (the "Board" or "Trustees") of the Turner Funds (the "Funds" or the "Trust") held a meeting to decide whether to renew the advisory agreement for each of the Turner Funds (the "Advisory Agreement") with Turner Investments, L.P. ("Turner" or the "Adviser") for the upcoming year. In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The materials described, among other things: the Adviser's business; the Adviser's organizational structure, personnel and operations; advisory services; the Funds' performance; compliance; advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2012; and information on trading. At the meeting, representatives of the Adviser discussed, and answered Board members' questions about, among other things, a chart of advisory fees received by the Adviser for the various Funds; a schedule of the commissions paid to the Trust's top 10 brokers; a soft dollar commission usage report; the Adviser's Form ADVs; and a profitability report for the Adviser for the fiscal year ended September 30, 2012, including its net profitability before and after distribution expenses.

The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three, five and ten years, where applicable, versus each Fund's respective Lipper peer universe; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Lipper peer groups; (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Lipper peer groups; (5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser's profitability from each

Fund for the year ended September 30, 2012; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential; and (11) a comparison of the fees charged by the Adviser with fees charged by the Adviser to similar clients, to the extent the Board deemed it relevant.

After deliberating on all the materials reviewed and reported, the independent Trustees reached the following conclusions, among others, regarding the Adviser and the advisory agreements. They determined that performance lagged peer groups in the case of a number of Funds. The Trustees committed to a continuing close review during the upcoming year of those products where performance lagged. Moreover, the Trustees noted the firm's success in launching a range of alternative investment products to serve shareholders to complement the firm's long-standing growth product line, and discussed and recognized the need for a different fee structure for these alternative products. The independent Trustees also concluded that the Funds' net total expense ratios and advisory fees were generally competitive. The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the existing Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each existing Fund; and that each Fund, and the Trust, was not large enough to attain significant economies of scale, beyond those already incorporated into the fee structures.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously (a) concluded to renew the Advisory Agreement for another year and (b) determined that the compensation payable by the Trust's Funds under the Advisory Agreement is fair and reasonable.

78 TURNER FUNDS 2013 SEMIANNUAL REPORT

DISCLOSURE OF FUND EXPENSES

(Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 10/1/12	Ending Account Value 3/28/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Market Neutral Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$927.30	1.94%	$9.17
Hypothetical 5% Return	1,000.00	1,015.01	1.94	9.59
Turner Market Neutral Fund — Investor Class Shares
Actual Fund Return	1,000.00	926.90	2.19	10.35
Hypothetical 5% Return	1,000.00	1,013.78	2.19	10.81
Turner Market Neutral Fund — Class C Shares
Actual Fund Return	1,000.00	923.10	2.94	13.86
Hypothetical 5% Return	1,000.00	1,010.10	2.94	14.49
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,022.60	1.87	9.27
Hypothetical 5% Return	1,000.00	1,015.35	1.87	9.24
Turner Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,021.70	2.12	10.51
Hypothetical 5% Return	1,000.00	1,014.12	2.12	10.47
	Beginning Account Value 10/1/12	Ending Account Value 3/28/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	$1,000.00	$1,017.90	2.87%	$14.20
Hypothetical 5% Return	1,000.00	1,010.45	2.87	14.15
Turner All Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	993.40	0.83	4.06
Hypothetical 5% Return	1,000.00	1,020.45	0.83	4.11
Turner Emerging Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,090.40	1.15	5.89
Hypothetical 5% Return	1,000.00	1,018.88	1.15	5.69
Turner Emerging Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,088.80	1.40	7.17
Hypothetical 5% Return	1,000.00	1,017.65	1.40	6.93
Turner Large Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,027.40	0.69	3.43
Hypothetical 5% Return	1,000.00	1,021.14	0.69	3.42

TURNER FUNDS 2013 SEMIANNUAL REPORT 79

DISCLOSURE OF FUND EXPENSES

(Unaudited)

	Beginning Account Value 10/1/12	Ending Account Value 3/28/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Large Growth Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,026.20	0.94%	$4.67
Hypothetical 5% Return	1,000.00	1,019.91	0.94	4.66
Turner Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,083.80	0.93	4.75
Hypothetical 5% Return	1,000.00	1,019.96	0.93	4.61
Turner Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,082.10	1.18	6.02
Hypothetical 5% Return	1,000.00	1,018.73	1.18	5.84
Turner Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,081.90	1.43	7.30
Hypothetical 5% Return	1,000.00	1,017.51	1.43	7.07
Turner Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,128.00	1.25	6.52
Hypothetical 5% Return	1,000.00	1,018.39	1.25	6.19
Turner Spectrum Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,022.00	1.89	9.37
Hypothetical 5% Return	1,000.00	1,015.25	1.89	9.34
Turner Spectrum Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,020.40	2.14	10.60
Hypothetical 5% Return	1,000.00	1,014.03	2.14	10.57
	Beginning Account Value 10/1/12	Ending Account Value 3/28/13	Annualized Expense Ratios	Expenses Paid During Period*
Turner Spectrum Fund — Class C Shares
Actual Fund Return	$1,000.00	$1,017.00	2.89%	$14.29
Hypothetical 5% Return	1,000.00	1,010.35	2.89	14.25
Turner Titan Fund — Institutional Class Shares
Actual Fund Return	1,000.00	985.10	1.92	9.35
Hypothetical 5% Return	1,000.00	1,015.10	1.92	9.49
Turner Titan Fund — Investor Class Shares
Actual Fund Return	1,000.00	984.00	2.17	10.56
Hypothetical 5% Return	1,000.00	1,013.88	2.17	10.72
Turner Titan Fund — Class C Shares
Actual Fund Return	1,000.00	981.80	2.92	14.19
Hypothetical 5% Return	1,000.00	1,010.20	2.92	14.39
Turner Global Opportunities Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,059.60	1.10	5.56
Hypothetical 5% Return	1,000.00	1,019.13	1.10	5.45
Turner Global Opportunities Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,058.70	1.35	6.81
Hypothetical 5% Return	1,000.00	1,017.90	1.35	6.68

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period from 10/1/12 - 3/28/13).

80 TURNER FUNDS 2013 SEMIANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-SA-002

Item 2. Code of Ethics.

Not applicable for semiannual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.   Schedule of Investments.

Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semiannual report.

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President (Principal Executive Officer)

Date	May 29, 2013

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Controller and Chief Financial Officer (Principal Financial Officer)

Date	May 29, 2013